UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06721

Name of Fund: The BlackRock Insured Municipal 2008 Term Trust, Inc. (BRM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Insured Municipal 2008 Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Semi-Annual Report JUNE 30, 2008 | (UNAUDITED)

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Table of Contents

2	SEMI-ANNUAL REPORT	JUNE 30, 2008

A Letter to Shareholders

THIS PAGE NOT PART OF YOUR FUND REPORT

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%
Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

3

Trust Summary as of June 30, 2008	BlackRock Insured Municipal 2008 Term Trust

Investment Objective

BlackRock Insured Municipal 2008 Term Trust (BRM) (the “Trust”) seeks to provide monthly income that is exempt from regular federal income tax and to return $15 per share (the initial offering price per share) to investors on or about December 31, 2008.

Performance

For the six months ended June 30, 2008, the Trust returned 1.49% based on market price and 1.49% based on net asset value (“NAV”). For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (3.26)% on a NAV basis. All returns reflect reinvestment of dividends. The portfolio is being managed to achieve the goal of returning $15 per share on 12/31/2008, and is invested with a short duration. This, combined with high credit quality, was the primary driver of the Trust’s outperformance during a period of rising long-term rates. Low reinvestment rates for maturing principal detracted from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BRM
Initial Offering Date	September 18, 1992
Termination Date (on or about)	December 31, 2008
Yield on Closing Market Price as of June 30, 2008 ($14.99)[1]	2.04%
Tax Equivalent Yield[2]	3.14%
Current Monthly Distribution per Common Share[3]	$0.0255
Current Annualized Distribution per Common Share[3]	$0.306
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution rate is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$14.99	$15.03	(0.27)%	$15.13	$14.95
Net Asset Value	$15.15	$15.19	(0.26)%	$15.28	$15.13

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
City, County & State	30%	28%
Power	23	26
Industrial & Pollution Control	16	14
Transportation	9	9
Water & Sewer	7	2
Lease Revenue	6	7
Education	3	8
Hospital	3	1
Tax Revenue	3	5

Credit Quality Allocations[4]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	45%	100%

AA/Aa	55	—
4	Using the higher of Standard and Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

4	SEMI-ANNUAL REPORT	JUNE 30, 2008

Trust Summary as of June 30, 2008	BlackRock Insured Municipal Term Trust

Investment Objective

BlackRock Insured Municipal Term Trust (BMT) (the “Trust”) seeks to provide monthly income that is exempt from regular federal income tax and to return $10 per share (the initial offering price per share) to investors on or about December 31, 2010.

Performance

For the six months ended June 30, 2008, the Trust returned 3.89% based on market price and 1.42% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (3.26)% on a NAV basis. All returns reflect reinvestment of dividends. The portfolio is being managed to achieve a goal of returning $10 per share on 12/31/2010, and is invested in shorter-term issues. This was the primary driver of the Trust’s outperformance as long-term rates rose during the six months. Leverage was less efficient during the period, which detracted from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BMT
Initial Offering Date	February 20, 1992
Termination Date (on or about)	December 31, 2010
Yield on Closing Market Price as of June 30, 2008 ($10.05)[1]	3.63%
Tax Equivalent Yield[2]	5.58%
Current Monthly Distribution per Common Share[3]	$0.030417
Current Annualized Distribution per Common Share[3]	$0.365004
Leverage as of June 30, 2008[4]	16%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4

As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Auction Market Preferred Shares (“Preferred Shares”) and Tender Option Bond Trusts (“TOBs”)) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$10.05	$9.85	2.03%	$10.55	$9.85
Net Asset Value	$10.31	$10.35	(0.39)%	$10.59	$10.29

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
City, County & State	31%	29%
Education	17	18
Power	17	14
Water & Sewer	16	16
Hospital	8	7
Lease Revenue	6	7
Transportation	4	7
Tax Revenue	1	2

Credit Quality Allocations[5]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	36%	100%
AA/Aa	60	—
A	2	—
Not Rated	2 [6]	—
5	Using the higher of S&P’s or Moody’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2008, the market value of these securities was $2,527,101 representing 1% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JUNE 30, 2008	5

Trust Summary as of June 30, 2008	BlackRock Municipal 2018 Term Trust

Investment Objective

BlackRock Municipal 2018 Term Trust (BPK) (the “Trust”) seeks to provide monthly income that is exempt from regular federal income tax and to return $15 per share (the initial offering price) to investors on or about December 31, 2018.

Performance

For the six months ended June 30, 2008, the Trust returned 2.10% based on market price and (3.04)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (3.00)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s shorter duration bias was a positive contributor to performance as long-term rates rose during the six months. Detracting from the Trust’s relative performance was the asset allocation to lower-rated issues as the market experienced spread widening.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BPK
Initial Offering Date	October 26, 2001
Termination Date (on or about)	December 31, 2018
Yield on Closing Market Price as of June 30, 2008 ($15.10)[1]	6.00%
Tax Equivalent Yield[2]	9.23%
Current Monthly Distribution per Common Share[3]	$0.0755
Current Annualized Distribution per Common Share[3]	$0.906
Leverage as of June 30, 2008[4]	38%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares and TOBs), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$15.10	$15.22	(0.79)%	$16.35	$14.83
Net Asset Value	$14.19	$15.06	(5.78)%	$15.47	$14.10

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
Hospital	24%	25%
Industrial & Pollution Control	23	24
City, County & State	17	18
Housing	14	14
Education	6	6
Tax Revenue	5	5
Transportation	5	4
Lease Revenue	2	3
Water & Sewer	2	—
Power	1	—
Tobacco	1	1

Credit Quality Allocations[5]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	15%	27%
AA/Aa	23	11
A	14	18
BBB/Baa	25	26
BB/Ba	2	2
B	4	8
CCC/Caa	3	—
Not Rated[6]	14	8
5	Using the higher of S&P’s or Moody’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2008 and December 31, 2007, the market value of these securities was $6,691,519 representing 2% and $5,534,635 representing 2%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	JUNE 30, 2008

Trust Summary as of June 30, 2008	BlackRock Municipal 2020 Term Trust

Investment Objective

BlackRock Municipal 2020 Term Trust (BKK) (the “Trust”) seeks to provide current income exempt from regular federal income tax and to return $15 per share (the initial public offering price) on or about December 31, 2020.

Performance

For the six months ended June 30, 2008, the Trust returned 3.94% based on market price and (3.59)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (3.00)% on a NAV basis. All returns reflect reinvestment of dividends. Detracting from the Trust’s relative performance was the asset allocation to lower-rated issues as the market experienced spread widening. The Trust’s intermediate duration bias was a positive contributor during a period of rising long-term rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BKK
Initial Offering Date	September 30, 2003
Termination Date (on or about)	December 31, 2020
Yield on Closing Market Price as of June 30, 2008 ($13.78)[1]	5.42%
Tax Equivalent Yield[2]	8.34%
Current Monthly Distribution per Common Share[3]	$0.06225
Current Annualized Distribution per Common Share[3]	$0.747
Leverage as of June 30, 2008[4]	39%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares and TOBs), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$13.78	$13.60	1.32%	$15.14	$13.25
Net Asset Value	$13.90	$14.79	(6.02)%	$15.25	$13.69

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
City, County & State	20%	22%
Hospitals	19	17
Industrial & Pollution Control	15	17
Tobacco	9	11
Power	8	7
Education	8	8
Housing	7	7
Transportation	6	5
Tax Revenue	6	6
Water & Sewer	1	—
Lease Revenue	1	—

Credit Quality Allocations[5]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	16%	30%
AA/Aa	19	10
A	15	12
BBB/Baa	27	29
BB/Ba	1	1
B	4	6
CCC/Caa	1	—
Not Rated[6]	17	12
5	Using the higher of S&P’s or Moody’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2008 and December 31, 2007, the market value of these securities was $2,865,569 representing 1% and $2,963,570 representing 1%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JUNE 30, 2008	7

Trust Summary as of June 30, 2008	BlackRock Strategic Municipal Trust

Investment Objective

BlackRock Strategic Municipal Trust (BSD) (the “Trust”) seeks to provide high current income exempt from regular federal income tax, consistent with the preservation of capital.

Performance

For the six months ended June 30, 2008, the Trust returned (3.75)% based on market price and (4.39)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (3.00)% on a NAV basis. All returns reflect reinvestment of dividends. On the whole, portfolio positioning and credit exposure were the primary detractors from the Trust’s relative performance. Throughout the period, we remained focused on delivering a competitive dividend yield. While we were successful in this effort, the Trust’s exposure to lower-rated holdings proved detrimental as credit spreads widened considerably. In the interest of sustaining the Trust’s competitive yield, we do not anticipate any significant changes in portfolio composition in the near-term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BSD
Initial Offering Date	August 25,1999
Yield on Closing Market Price as of June 30, 2008 ($13.02)[1]	5.76%
Tax Equivalent Yield[2]	8.86%
Current Monthly Distribution per Common Share[3]	$0.0625
Current Annualized Distribution per Common Share[3]	$0.750
Leverage as of June 30, 2008[4]	39%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares and TOBs), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$13.02	$13.96	(6.73)%	$15.94	$12.84
Net Asset Value	$13.22	$14.27	(7.36)%	$14.62	$12.61

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
City, County & State	23%	22%
Hospital	22	22
Industrial & Pollution Control	11	16
Power	10	7
Housing	9	9
Education	8	5
Tax Revenue	7	8
Transportation	7	7
Water & Sewer	2	2
Tobacco	1	2

Credit Quality Allocations[5]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	18%	43%
AA/Aa	31	21
A	15	8
BBB/Baa	9	15
BB/Ba	10	3
B	3	4
CCC/Caa	1	—
Not Rated[6]	13	6
5	Using the higher of S&P’s or Moody’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2008 and December 31, 2007, the market value of these securities was $4,482,503 representing 3% and $4,358,336 representing 3%, respectively, of the Trust’s long-term investments.

8	SEMI-ANNUAL REPORT	JUNE 30, 2008

Trust Summary as of June 30, 2008	BlackRock California Insured Municipal 2008 Term Trust

Investment Objective

BlackRock California Insured Municipal 2008 Term Trust (BFC) (the “Trust”) seeks to provide monthly income that is exempt from regular federal and California income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2008.

Performance

For the six months ended June 30, 2008, the Trust returned 1.12% based on market price and 1.26% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (2.38)% on a NAV basis. All returns reflect reinvestment of dividends. The portfolio is being managed to achieve the goal of returning $15 per share on 12/31/2008, and is invested primarily in short-term issues. This resulted in the Trust’s relative outperformance as long-term rates rose during the six months. Low short-term reinvestment rates detracted from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BFC
Initial Offering Date	September 18,1992
Termination Date (on or about)	December 31, 2008
Yield on Closing Market Price as of June 30, 2008 ($14.97)[1]	2.20%
Tax Equivalent Yield[2]	3.38%
Current Monthly Distribution per Common Share[3]	$0.0275
Current Annualized Distribution per Common Share[3]	$0.330
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$14.97	$15.09	(0.80)%	$15.29	$14.97
Net Asset Value	$15.18	$15.28	(0.65)%	$15.38	$15.17

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
City, County & State	20%	24%
U.S. Government Obligations	18	—
Power	17	21
Tax Revenue	13	11
Education	10	12
Lease Revenue	10	27
Transportation	6	—
Water & Sewer	6	5

Credit Quality Allocations[4]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	30%	100%
AA/Aa	58	—
A	8	—
Not Rated	4	—
4	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JUNE 30, 2008	9

Trust Summary as of June 30, 2008	BlackRock California Municipal 2018 Term Trust

Investment Objective

BlackRock California Municipal 2018 Term Trust (BJZ) (the “Trust”) seeks to provide monthly income that is exempt from regular federal and California income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2018.

Performance

For the six months ended June 30, 2008, the Trust returned 0.04% based on market price and (1.23)% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (2.42)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s intermediate duration bias was the primary contributor to relative outperformance during a period of rising long-term rates. The allocation to lower-rated issues detracted from performance as the market experienced spread widening.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BJZ
Initial Offering Date	October 26, 2001
Termination Date (on or about)	December 31, 2018
Yield on Closing Market Price as of June 30, 2008 ($15.04)[1]	4.89%
Tax Equivalent Yield[2]	7.52%
Current Monthly Distribution per Common Share[3]	$0.06125
Current Annualized Distribution per Common Share[3]	$0.735
Leverage as of June 30, 2008[4]	38%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares and TOBs), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$15.04	$15.40	(2.34)%	$16.05	$14.68
Net Asset Value	$14.29	$14.82	(3.58)%	$15.18	$14.04

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
City, County & State	24%	23%
Transportation	18	19
Hospital	13	13
Lease Revenue	11	14
Education	9	8
Power	7	5
Housing	7	7
Industrial & Pollution Control	7	7
Water & Sewer	2	2
Resource Recovery	2	2

Credit Quality Allocations[5]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	18%	44%
AA/Aa	24	—
A	22	26
BBB/Baa	23	27
Not Rated	13	3
5	Using the higher of S&P’s or Moody’s ratings.

10	SEMI-ANNUAL REPORT	JUNE 30, 2008

Trust Summary as of June 30, 2008	BlackRock Florida Insured Municipal 2008 Term Trust

Investment Objective

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (the “Trust”) seeks to provide monthly income that is exempt from regular federal income tax and Florida intangible personal property taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2008.

Performance

For the six months ended June 30, 2008, the Trust returned 0.92% based on market price and 1.46% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (2.38)% on a NAV basis. All returns reflect reinvestment of dividends. The portfolio is being managed to achieve a goal of returning $15 per share on 12/31/2008, and is invested primarily in short-term issues. This resulted in the relative outperformance as long-term rates rose during the six months. Low short-term reinvestment rates on maturing principal detracted from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BRF
Initial Offering Date	September 18, 1992
Termination Date (on or about)	December 31, 2008
Yield on Closing Market Price as of June 30, 2008 ($14.72)[1]	0.41%
Tax Equivalent Yield[2]	0.63%
Current Monthly Distribution per Common Share[3]	$0.005
Current Annualized Distribution per Common Share[3]	$0.060
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$14.72	$14.69	0.20%	$14.83	$14.49
Net Asset Value	$14.99	$14.88	0.74%	$15.02	$14.88

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
Tax Revenue	35%	40%
Hospital	16	1
Power	15	13
Transportation	14	12
City, County & State	10	11
Education	8	14
Water & Sewer	2	4
Resource Recovery	—	5

Credit Quality Allocations[4]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	19%	100%
AA/Aa	75	—
A	6	—
4	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JUNE 30, 2008	11

Trust Summary as of June 30, 2008	BlackRock Florida Municipal 2020 Term Trust

Investment Objective

BlackRock Florida Municipal 2020 Term Trust (BFO) (the “Trust”) seeks to provide current income that is exempt from regular federal income tax and Florida intangible personal property taxes and to return $15.00 per share (the initial public offering price) on or about December 31, 2020.

Performance

For the six months ended June 30, 2008, the Trust returned (1.81)% based on market price and (1.23)% based on NAV. For the same period, the closed-end Lipper Florida Municipal Debt Funds category posted an average return of (2.48)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s intermediate duration bias was the primary driver of relative outperformance as long-term rates rose during the six months. Meanwhile, the allocation to lower-rated issues detracted from results as the market experienced spread widening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BFO
Initial Offering Date	September 30, 2003
Termination Date (on or about)	December 31, 2020
Yield on Closing Market Price as of June 30, 2008 ($12.40)[1]	4.94%
Tax Equivalent Yield[2]	7.60%
Current Monthly Distribution per Common Share[3]	$0.051
Current Annualized Distribution per Common Share[3]	$0.612
Leverage as of June 30, 2008[4]	38%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares and TOBs), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$12.40	$12.93	(4.10)%	$13.87	$12.21
Net Asset Value	$14.20	$14.72	(3.53)%	$15.11	$13.72

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
City, County & State	22%	22%
Water & Sewer	15	18
Hospitals	13	12
Tax Revenue	11	12
Education	10	10
Power	9	9
Industrial & Pollution Control	7	6
Lease Revenue	6	4
Housing	5	5
Transportation	2	2

Credit Quality Allocations[5]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	25%	59%
AA/Aa	35	9
A	8	2
BBB/Baa	10	9
BB/Ba	2	2
CCC/Caa	—	1
Not Rated[6]	20	18
5	Using the higher of S&P’s or Moody’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2008 and December 31, 2007, the market value of these securities was $11,804,478 representing 9% and $2,084,840 representing 2%, respectively, of the Trust’s long-term investments.

12	SEMI-ANNUAL REPORT	JUNE 30, 2008

Trust Summary as of June 30, 2008	BlackRock New York Insured Municipal 2008 Term Trust

Investment Objective

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (the “Trust”) seeks to provide monthly income that is exempt from regular federal, New York State and New York City income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2008.

Performance

For the six months ended June 30, 2008, the Trust returned 1.21% based on market price and 1.35% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (2.38)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust is being managed to achieve a goal of returning $15 per share on 12/31/2008, and is invested primarily in short-term issues. This resulted in the relative outperformance as long-term rates rose during the six months. Meanwhile, low short-term reinvestment rates for maturing principal detracted from results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BLN
Initial Offering Date	September 18, 1992
Termination Date (on or about)	December 31, 2008
Yield on Closing Market Price as of June 30, 2008 ($14.98)[1]	2.20%
Tax Equivalent Yield[2]	3.38%
Current Monthly Distribution per Common Share[3]	$0.0275
Current Annualized Distribution per Common Share[3]	$0.330
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$14.98	$15.05	(0.47)%	$15.21	$14.95
Net Asset Value	$15.16	$15.21	(0.33)%	$15.28	$15.15

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
Transportation	39%	25%
City, County & State	21	10
Hospital	16	9
Power	7	8
Industrial & Pollution Control	5	—
Housing	5	3
Tax Revenue	4	7
Lease Revenue	2	4
Education	1	19
Water & Sewer	—	15

Credit Quality Allocations[4]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	13%	100%
AA/Aa	83	—
A	2	—
BBB/Baa	2	—
4	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JUNE 30, 2008	13

Trust Summary as of June 30, 2008	BlackRock New York Municipal 2018 Term Trust

Investment Objective

BlackRock New York Municipal 2018 Term Trust (BLH) (the “Trust”) seeks to provide monthly income that is exempt from regular federal, New York State and New York City income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2018.

Performance

For the six months ended June 30, 2008, the Trust returned (1.57)% based on market price and (0.47)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (1.66)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s intermediate duration bias during a period of rising long-term rates was the primary driver of its relative outperformance. Meanwhile, the allocation to lower-rated issues detracted from results as spreads widened during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BLH
Initial Offering Date	October 26, 2001
Termination Date (on or about)	December 31, 2018
Yield on Closing Market Price as of June 30, 2008 ($15.52)[1]	5.32%
Tax Equivalent Yield[2]	8.18%
Current Monthly Distribution per Common Share[3]	$0.06875
Current Annualized Distribution per Common Share[3]	$0.825
Leverage as of June 30, 2008[4]	36%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares and TOBs), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$15.52	$16.18	(4.08)%	$16.95	$15.03
Net Asset Value	$15.50	$15.98	(3.00)%	$16.32	$15.40

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
Education	23%	22%
City, County & State	13	11
Hospital	12	15
Tobacco	11	11
Transportation	11	11
Industrial & Pollution Control	7	7
Lease Revenue	7	10
Housing	6	6
Tax Revenue	6	6
Power	4	1

Credit Quality Allocations[5]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	18%	44%
AA/Aa	33	37
A	29	5
BBB/Baa	10	9
BB/Ba	4	—
B	—	4
Not Rated	6	1
5	Using the higher of S&P’s or Moody’s ratings.

14	SEMI-ANNUAL REPORT	JUNE 30, 2008

Trust Summary as of June 30, 2008	BlackRock Pennsylvania Strategic Municipal Trust

Investment Objective

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (the “Trust”) seeks to provide monthly income that is exempt from regular federal and Pennsylvania income taxes.

Performance

For the six months ended June 30, 2008, the Trust returned (2.44)% based on market price and (2.74)% based on NAV. For the same period, the closed-end Lipper Pennsylvania Municipal Debt Funds category posted an average return of (2.78)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s relatively neutral duration posture benefited performance during a period of municipal bond relative underperformance and rising interest rates. The incremental yield derived from the Trust’s lower-rated issues also positively impacted recent performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BPS
Initial Offering Date	August 25, 1999
Yield on Closing Market Price as of June 30, 2008 ($12.89)[1]	4.19%
Tax Equivalent Yield[2]	6.45%
Current Monthly Distribution per Common Share[3]	$0.045
Current Annualized Distribution per Common Share[3]	$0.540
Leverage as of June 30, 2008[4]	39%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares and TOBs), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$12.89	$13.55	(4.87)%	$15.85	$12.25
Net Asset Value	$13.39	$14.12	(5.17)%	$14.55	$12.97

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07
City, County & State	20%	15%
Education	17	18
Housing	17	16
Hospital	12	11
Transportation	11	10
Water & Sewer	10	16
Industrial & Pollution Control	5	5
Lease Revenue	4	4
Power	4	2
Tax Revenue	—	3

Credit Quality Allocations[5]

Credit Rating	6/30/08	12/31/07
AAA/Aaa	27%	45%
AA/Aa	30	14
A	22	21
BBB/Baa	18	17
BB/Ba	1	—
B	—	1
Not Rated	2	2 [6]
5	Using the higher of S&P’s or Moody’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2007, the market value of these securities was $971,150 representing 2% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JUNE 30, 2008	15

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Trusts may issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. The interest earned on these investments is paid to Common Shareholders in the form of dividends, and the value of these Portfolios’ holdings is reflected in the per share NAV of the Trusts’ Common Shares. However, in order to benefit Common Shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a trust’s Common Share capitalization of $100 million and the issuance of Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, then the yield curve has a strongly positive slope. The trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the trust’s total portfolio of $150 million earns income based on long-term interest rates.

In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely. At the same time, the market value on the trust’s Common Shares (that is, its price as listed on the New York Stock Exchange or American Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Shares’ NAV will reflect the full decline in the price of the portfolio’s investments, since the value of the trust’s Preferred Shares does not fluctuate. In addition to the decline in NAV, the market value of the trust’s Common Shares may also decline.

In addition, the Trusts may from time to time leverage their assets through the use of tender option bond (“TOB”) programs. In a typical TOB program, the Trust transfers one or more municipal bonds to a TOB trust, which issues short-term variable rate securities to third-party investors and a residual interest to the Trust. The cash received by the TOB trust from the issuance of the short-term securities (less transaction expenses) is paid to the Trust, which invests the cash in additional portfolio securities. The distribution rate on the short-term securities is reset periodically (typically every seven days) through a remarketing of the short-term securities. Any income earned on the bonds in the TOB trust, net of expenses incurred by the TOB trust, that is not paid to the holders of the short-term securities is paid to the Trust. In connection with managing the Trusts’ assets, the Trusts’ investment advisor may at any time retrieve the bonds out of the TOB trust typically within seven days. TOB investments generally will provide the Trust with economic benefits in periods of declining short-term interest rates, but expose the Trust to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trust, as described above. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Funds’ NAVs per share. (See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOB trusts.).

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount up to 50% of their total managed assets at the time of issuance. Each Trust also anticipates that its total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets. As of June 30, 2008, the Trusts had leverage from Preferred Shares and TOBs as a percentage of managed assets as follows:

Percent of Leverage
Insured Municipal Term Trust	16%
Municipal 2018 Term Trust	38%
Municipal 2020 Term Trust	39%
Strategic Municipal Trust	39%
California Municipal 2018 Term Trust	38%
Florida Municipal 2020 Term Trust	38%
New York Municipal 2018 Term Trust	36%
Pennsylvania Strategic Municipal Trust	39%

Swap Agreements

The Trusts may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Trust has entered into a swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligation to pay the other party to the agreement.

16	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Insured Municipal 2008 Term Trust (BRM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama—1.6%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Refunding Bonds, Series A, 4.25%, 1/01/09 (a)	$6,555	$6,636,020
Arizona—1.0%
Chandler, Arizona, GO, CABS, Refunding, 6.50%, 7/01/08 (b)(c)	4,000	3,999,720
California—7.0%
East Bay Municipal Utility District, California, Water System Revenue Refunding Bonds, VRDN, Sub-Series B, 1.23%, 6/01/25 (a)(d)	14,840	14,840,000
Southern California Public Power Authority, Revenue Refunding Bonds (Power Transmission Project), VRDN, Sub-Series B, 1.28%, 7/01/23 (d)	13,985	13,985,000
		28,825,000
Colorado—0.5%
El Paso County, Colorado, COP (Detention Facilities Project), Series B, 3.20%, 12/01/08 (e)	1,000	1,004,890
Thornton, Colorado, COP, 3.25%, 12/01/08 (e)	1,000	1,004,340
		2,009,230
Delaware—0.2%
Delaware River and Bay Authority Revenue Bonds, 3.25%, 1/01/09 (f)	650	653,653
District of Columbia—2.6%
District of Columbia, GO, VRDN, Series D-1, 1.52%, 6/01/26 (a)(d)	10,675	10,675,000
Florida—2.7%
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), VRDN:
Series A-1, 3.50%, 10/01/41 (a)(d)	1,500	1,500,000
Series A-2, 1.30%, 10/01/41 (a)(d)	800	800,000
Palm Beach County, Florida, School Board, COP, VRDN, Series B, 1.51%, 8/01/27 (a)(d)	5,400	5,400,000
Palm Beach, Florida, Revenue Refunding Bonds (Beach Restoration Project), Series A, 5%, 1/01/09 (a)	1,300	1,320,930
Tampa, Florida, Water and Sewer Revenue Refunding Bonds, 5.50%, 10/01/08 (a)	2,080	2,099,344
		11,120,274
Georgia—4.9%
Monroe County, Georgia, Development Authority, PCR, Refunding (Georgia Power Company—Scherer Plant Project), 4.20%, 1/01/12 (e)	20,000	20,153,800
Hawaii—1.2%
Honolulu, Hawaii, City and County GO, Refunding, Series E, 4%, 7/01/08 (b)	4,750	4,750,285
Illinois—4.6%
Cook County, Illinois, School District Number 025 (Arlington Heights), GO, Refunding, 4.50%, 12/01/08 (a)	2,000	2,022,760

Municipal Bonds	Par (000)	Value
Illinois—(concluded)
Du Page County, Illinois, Forest Preserve District, GO, 5.90%, 11/01/08 (c)	$8,985	$8,915,456
Illinois State, GO, First Series, 3.50%, 7/01/08 (f)	6,750	6,750,337
Kane and Du Page Counties, Illinois, Community Unit School District 303 (Saint Charles), GO, Series A, 3.75%, 1/01/09 (a)	1,455	1,469,361
		19,157,914
Kentucky—0.9%
Owensboro, Kentucky, Electric, Light and Power Revenue Bonds, Series B, 6.75%, 1/01/09 (c)(e)	3,890	3,843,048
Michigan—0.9%
Michigan State Trunk Line Revenue Bonds, Series A, 4.125%, 11/01/08 (a)	3,000	3,023,580
Wyandotte, Michigan, Electric Revenue Refunding Bonds, 6.25%, 10/01/08 (f)	765	772,443
		3,796,023
New Jersey—0.7%
Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding Bonds, 5%, 12/01/08 (a)	1,000	1,013,760
New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds, Series C, 5.25%, 12/15/08 (e)	1,750	1,776,127
		2,789,887
New York—2.9%
Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue Refunding Bonds, VRDN, Series B, 1.45%, 11/01/22 (a)(d)	6,000	6,000,000
New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN, Sub-Series D-2B, 1.25%, 2/15/31 (a)(d)	2,000	2,000,000
Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, 129th Series, 2.875%, 11/01/08 (a)	4,000	4,015,720
		12,015,720
Oregon—1.0%
Lane County, Oregon, School District Number 4J (Eugene), GO, Advance Refunding, 3%, 1/01/09 (a)	1,285	1,293,006
Oregon State Department of Administrative Services, COP, Refunding, Series A, 5%, 11/01/08 (a)	2,905	2,936,316
		4,229,322
Pennsylvania—6.2%
Dauphin County, Pennsylvania, General Authority, Hospital Revenue Refunding Bonds (Hapsco Group—Western Pennsylvania Hospital Project), Series B, 6.25%, 7/01/08 (f)(g)	965	965,116

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
S/F	Single-Family
TFABS	Tobacco Flexible Amortization Bonds
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	17

Schedule of Investments (concluded)	BlackRock Insured Municipal 2008 Term Trust (BRM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania—(concluded)
Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light Utilities Corporation Project), 3.125%, 11/01/08 (e)	$16,250	$16,284,288
Pennsylvania State Department of General Services, COP, Refunding, 4.50%, 11/01/08 (a)	2,120	2,138,020
Philadelphia, Pennsylvania, GO, Series 2001, 4.10%, 9/15/08 (a)	3,175	3,189,351
Pittsburgh, Pennsylvania, Public Parking Authority, Parking Revenue Refunding Bonds, 3.25%, 12/01/08 (e)	3,125	3,136,875
		25,713,650
Texas—9.9%
Austin, Texas, Combined Utility System, Revenue Refunding Bonds:
6.625%, 11/15/08 (e)	5,000	5,079,100
CABS, Series A, 6.85%, 11/15/08 (c)(f)	11,515	11,412,286
Austin, Texas, GO, 3.50%, 9/01/08 (a)	5,380	5,395,710
North Texas Tollway Authority, Dallas North Tollway System, Revenue Refunding Bonds, Series C, 5%, 1/01/09 (a)(g)	1,500	1,524,150
Texas Municipal Power Agency, Revenue Refunding Bonds (c)(e):
6.798%, 9/01/08 (g)	1,115	1,110,785
6.80%, 9/01/08	13,885	13,828,349
Ysleta, Texas, Independent School District, GO, CABS, Refunding, 6.70%, 8/15/08 (c)	2,275	2,268,425
		40,618,805
Washington—6.4%
Clark County, Washington, Public Utility District Number 001, Electric Revenue Refunding Bonds, 5%, 1/01/09 (f)	1,250	1,267,912
King County, Washington, GO, Series D, 5.55%, 12/01/08 (f)	12,850	13,039,795
King County, Washington, Public Transportation Sales Tax, GO, Refunding, 3.50%, 12/01/08 (a)	3,060	3,082,093

Municipal Bonds	Par (000)	Value
Washington—(concluded)
Seattle, Washington, GO, Series F, 5.125%, 12/15/08	$250	$253,868
Seattle, Washington, Limited Tax, GO, Refunding, 4%, 7/01/08 (a)(h)	5,710	5,710,343
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives), Series A, 5.30%, 12/01/08 (f)	1,010	1,023,100
Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project Number 3), CABS, Series A, 6.49%, 7/01/08 (c)(f)	2,000	1,999,860
		26,376,971
Total Municipal Bonds (Cost—$225,988,201)—55.2%		227,364,322

Short-Term Securities
U.S. Government Obligations (i)
Fannie Mae Discount Notes
3.04%, 10/20/08	57,835	57,300,026
3.05%, 11/03/08	41,500	41,067,708
Freddie Mac Discount Notes, 3.20%, 10/27/08	66,697	66,006,167
U.S. Treasury Notes, 4.875%, 10/31/08	19,364	19,547,048
Total Short-Term Securities (Cost—$183,912,059)—44.6%		183,920,949
Total Investments (Cost—$409,900,260*)—99.8%		411,285,271
Other Assets Less Liabilities—0.2%		771,169
Net Assets Applicable to Common Stock—100.0%		$412,056,440

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$410,191,472
Gross unrealized appreciation	$1,098,216
Gross unrealized depreciation	(4,417)
Net unrealized appreciation	$1,093,799
(a)	FSA Insured.
(b)	FGIC Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at time of purchase.
(d)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e)	AMBAC Insured.
(f)	MBIA Insured.
(g)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(h)	U.S. Government securities, held in escrow, are used to pay interest on this security as well as to retire the bond, in full, at the date indicated, typically at a premium to par.
(i)	The interest rates shown reflect the discount rates at the time of purchase.
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$411,285,271
Level 3	—
Total	$411,285,271

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama—0.9%
Alabama State, Federal Highway Authority Revenue Bonds, GAN, Series A, 4.50%, 3/01/11 (a)	$1,410	$1,449,381
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Refunding Bonds, Series A, 4.375%, 1/01/11 (b)	1,000	1,031,450
		2,480,831
Alaska—6.4%
Anchorage, Alaska, GO, Refunding, Series B:
4.625%, 7/01/10 (c)	6,000	6,198,780
4.125%, 7/01/11 (a)	9,295	9,541,968
University of Alaska, Revenue Refunding Bonds, Series K, 3.75%, 10/01/10 (c)	1,260	1,274,490
		17,015,238
Arizona—0.4%
Mesa, Arizona, GO, Refunding, Series A, 3.75%, 7/01/10 (c)	1,030	1,042,102
Arkansas—0.2%
Little Rock, Arkansas, Capital Improvement, GO, 4%, 4/01/11 (b)	500	511,900
California—5.7%
California State Department of Water Resources, Power Supply Revenue Bonds, Series A:
3.60%, 5/01/10 (d)	5,000	5,061,450
3.70%, 5/01/11 (a)	3,500	3,540,320
California State, GO, 6.80%, 11/01/10 (c)	145	147,010
Contra Costa, California, Transportation Authority, Sales Tax Revenue Bonds, Series A, 6.50%, 3/01/09 (c)(e)	3,145	3,226,078
Los Angeles County, California, Capital Asset Leasing Corporation, Leasehold Revenue Refunding Bonds, 6.05%, 12/01/10 (d)	3,065	3,244,118
		15,218,976
Colorado—1.2%
Weld County, Colorado, Greeley School District Number 006 (Greeley), GO, Refunding, 3.75%, 12/01/10 (b)	3,245	3,315,060
Delaware—0.4%
Delaware River and Bay Authority Revenue Bonds, 3.75%, 1/01/11 (a)	1,015	1,023,942
District of Columbia—4.0%
District of Columbia, GO, Refunding, Series B, 5.50%, 6/01/11 (b)	10,000	10,610,100
Florida—1.4%
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), VRDN (b)(f):
Series A-1, 3.50%, 10/01/41	1,000	1,000,000
Series A-2, 1.50%, 10/01/41	400	400,000
Tampa, Florida, Water and Sewer Revenue Refunding Bonds, 5.50%, 10/01/10 (b)	2,320	2,454,421
		3,854,421
Georgia—0.1%
Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN, Series C, 1.50%, 11/01/41 (b)(f)	200	200,000
Hawaii—0.4%
University of Hawaii, University System Revenue Bonds, Series A, 3.875%, 7/15/10 (c)	1,000	1,012,530
Illinois—15.8%
Chicago, Illinois, GO, Refunding, Series A:
4.375%, 1/01/11 (d)	4,000	4,111,200
5%, 1/01/11 (a)	1,790	1,866,469
Chicago, Illinois, Park District, GO, Refunding, Series A (c)(e):
3.50%, 1/01/10	3,120	3,158,345
4%, 1/01/11	3,695	3,789,740
Du Page County, Illinois, Forest Preserve District, GO (g):
6%, 11/01/10	5,000	4,651,450
6.05%, 11/01/11	11,965	10,646,696

Municipal Bonds	Par (000)	Value
Illinois—(concluded)
Du Page and Will Counties, Illinois (c):
Community School District Number 204 (Indian Prairie), GO, 4.25%, 12/30/10 (e)	$1,750	$1,810,042
Community School District Number 205 (Elmhurst), GO, 4.50%, 1/01/11 (e)	315	326,850
Community School District Number 205 (Elmhurst), GO, 4.50%, 1/01/11	685	699,467
Illinois State, GO, 1st Series:
4.50%, 2/01/11 (c)	1,500	1,547,610
5.25%, 2/01/11 (c)	4,000	4,200,840
4.50%, 4/01/11 (b)	2,000	2,073,780
Kane and Du Page Counties, Illinois, Community Unit School District 303 (Saint Charles), GO, Series A, 4%, 1/01/11 (b)	2,265	2,315,917
Orland Park, Illinois, GO, Series A, 3.50%, 12/01/10 (c)	1,025	1,037,813
		42,236,219
Indiana—4.0%
Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 4.50%, 1/01/11 (d)	2,635	2,690,019
Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks Project), Series A (a):
4.25%, 7/01/10	2,085	2,141,837
4.375%, 1/01/11	2,815	2,897,367
4.375%, 7/01/11	2,950	3,047,645
		10,776,868
Kansas—0.8%
Kansas State Development Finance Authority, Public Water Supply, Revolving Loan Fund Revenue Bonds, Series 2 (d):
4.125%, 4/01/10	1,025	1,048,565
4.25%, 4/01/11	1,000	1,028,480
		2,077,045
Kentucky—3.8%
Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 5.429%, 10/01/10 (a)(g)	10,890	10,073,468
Louisiana—1.9%
Louisiana Public Facilities Authority, Revenue Refunding Bonds (Ochsner Clinic Foundation Project), Series A, 4%, 5/15/11 (a)(e)	5,000	5,122,050
Michigan—2.4%
Detroit, Michigan, GO (a):
4%, 4/01/10	1,580	1,594,726
4%, 4/01/11	1,955	1,967,473
Wyandotte, Michigan, City School District, School Building and Site, GO, Refunding, 4%, 5/01/11 (b)	2,810	2,878,058
		6,440,257
Minnesota—1.7%
Hopkins, Minnesota, Independent School District Number 270, GO, Refunding, Series B, 4%, 2/01/11 (b)	2,800	2,867,928
Southern Minnesota Municipal Power Agency, Power Supply System, Revenue Refunding Bonds, Series B, 5.75%, 1/01/11 (e)	1,680	1,730,148
		4,598,076
New Jersey—0.4%
Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding Bonds, 3.375%, 12/01/10 (b)	1,000	1,013,700
New Mexico—2.8%
Las Cruces, New Mexico, School District Number 002, GO, 5.25%, 8/01/09 (b)(h)	1,750	1,810,620
New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series A (a):
4.20%, 6/01/10	1,015	1,041,278
3.40%, 6/01/11	1,276	1,283,745
4.30%, 6/01/11	1,010	1,041,280

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	19

Schedule of Investments (continued)	BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Mexico—(concluded)
New Mexico State Highway Commission, Tax Revenue Refunding Bonds, Subordinate Lien, Series B, 4.75%, 6/15/11 (d)(e)	$2,230	$2,332,245
		7,509,168
New York—5.5%
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 5.50%, 12/01/10 (d)	8,950	9,419,338
New York State Thruway Authority, State Personal Income Tax, Transportation Revenue Bonds, Series A, 5%, 3/15/11 (b)	5,000	5,251,400
		14,670,738
Ohio—0.8%
Akron, Ohio, GO, Refunding, 4%, 12/01/10 (a)	1,000	1,025,740
University of Cincinnati, Ohio, General Receipts Revenue Bonds, 3.50%, 6/01/09 (d)	1,015	1,025,079
		2,050,819
Oregon—3.7%
Lane County, Oregon, School District Number 4J (Eugene), GO, Advance Refunding, 3.75%, 1/01/11 (b)	1,995	2,028,396
Washington and Clackamas Counties, Oregon, School District Number 23J (Tigard-Tualatin), GO (a):
4%, 6/15/10	3,820	3,905,912
4%, 6/15/11	3,720	3,804,890
		9,739,198
Pennsylvania—4.3%
Dauphin County, Pennsylvania, General Authority, Hospital Revenue Refunding Bonds (Hapsco Group—Western Pennsylvania Hospital Project), Series B, 6.25%, 7/01/08 (a)(e)	965	965,116
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (UPMC Health System), Series A, 5.25%, 8/01/10 (b)	7,500	7,755,750
Pennsylvania State Public School Building Authority, School Revenue Bonds (York School District Project), 4.75%, 5/01/11 (b)	1,075	1,117,420
Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN, 1.52%, 6/15/23 (b)(f)	300	300,000
Wilson, Pennsylvania, School District, GO, Refunding, 2nd Series, 4%, 5/15/10 (b)	1,250	1,279,163
		11,417,449
Rhode Island—2.0%
Rhode Island Clean Water Finance Agency, Water PCR, 6.70%, 10/01/10 (a)	235	237,388
Rhode Island State and Providence Plantations, GO, Refunding (Consolidated Capital Development Loan), Series B, 4.20%, 6/01/10 (c)	5,000	5,141,750
		5,379,138
Tennessee—0.8%
Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds (b):
4.45%, 2/01/10	1,005	1,031,994
4.65%, 2/01/11	1,100	1,141,756
		2,173,750
Texas—15.0%
Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding Bonds (b):
3.70%, 5/01/10 (e)	315	320,349
3.70%, 5/01/10	770	783,182
3.80%, 5/01/11	775	789,175
3.80%, 5/01/11 (e)	315	321,020
Dallas, Texas, Area Rapid Transit, Sales Tax Revenue Refunding Bonds, Senior Lien, 4.30%, 12/01/10 (d)	2,000	2,063,980

Municipal Bonds	Par (000)	Value
Texas—(concluded)
Harris County, Texas, GO, CABS, Refunding, Sub-Series B (c)(g):
6.866%, 8/15/08 (e)	$330	$329,079
6.866%, 8/15/08	2,255	2,247,716
Harris County, Texas, Tax Road, GO, Refunding, Series A, 5%, 10/01/10 (b)	1,500	1,570,155
Houston, Texas, Area Water Corporation, Contract Revenue Bonds (Northeast Water Purification Project), 4.50%, 3/01/11 (c)(e)	2,490	2,527,101
Houston, Texas, GO, Refunding (a):
Series A, 5%, 3/01/11	5,000	5,232,200
Series A-1, 5%, 3/01/11	2,000	2,092,880
Houston, Texas, Water and Sewer System, Revenue Refunding Bonds, Junior Lien, Series C, 6.66%, 12/01/10 (d)(g)	10,440	9,662,846
Katy, Texas, Independent School District, GO, CABS, Refunding, Series A, 4.87%, 2/15/11 (g)	5,550	5,072,700
Texas Municipal Power Agency, Revenue Refunding Bonds, 5.50%, 9/01/10 (a)	4,000	4,199,480
Texas Tech University Financing System, Revenue Refunding Bonds, 9th Series, 5%, 2/15/11 (d)	1,250	1,305,688
University of Houston, Texas, University Revenue Bonds, Series A, 4%, 2/15/10 (b)	1,500	1,530,885
		40,048,436
Utah—2.4%
Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series A, 5.25%, 7/01/11 (a)	3,470	3,584,094
Salt Lake County, Utah, Water Conservancy District, Revenue Refunding Bonds, CABS, Series A, 9.066%, 10/01/10 (d)(g)	3,175	2,953,893
		6,537,987
Washington—15.9%
Benton County, Washington, School District Number 017 (Kennewick), GO, Refunding, 4.50%, 12/01/10 (b)	7,345	7,629,766
Chelan County, Washington, School District Number 246 (Wenatchee), GO, 4.50%, 12/01/10 (b)	1,000	1,038,770
Clark County, Washington, Public Utility District Number 001, Electric Revenue Refunding Bonds, 4.50%, 1/01/11 (d)	3,000	3,074,190
Clark County, Washington, School District Number 114 (Evergreen), GO, 4.125%, 12/01/10 (b)	2,040	2,101,322
Snohomish County, Washington, Public Utility District Number 001, Generation System Revenue Refunding Bonds, VRDN (b)(f):
Series A, 1.52%, 12/01/17	3,720	3,720,000
Series A-2, 1.52%, 12/01/19	2,785	2,785,000
Tacoma, Washington, GO, 4.625%, 12/01/10 (c)	1,010	1,043,280
Washington State, GO, Series A, 5.50%, 7/01/09 (a)(h)	5,000	5,184,550
Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project Number 2), Series A (a)(g):
6.44%, 7/01/10	3,745	3,521,236
6.44%, 7/01/10 (e)	9,160	8,627,987
Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project Number 3), CABS, Series A, 4.61%, 7/01/10 (a)(g)	1,300	1,222,572
Whatcom County, Washington, School District Number 503 (Blaine), GO, Refunding, 4.50%, 12/01/10 (b)	2,280	2,368,396
		42,317,069
West Virginia—3.6%
West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A (a):
4.50%, 6/01/10	3,705	3,804,479
4.50%, 6/01/11	4,420	4,551,804
West Virginia School Building Authority, Capital Improvement Revenue Refunding Bonds, 4%, 7/01/11 (d)	1,170	1,188,041
		9,544,324

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin—5.9%
Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, 4.375%, 1/01/11 (c)(e)	$1,045	$1,081,188
Wisconsin State, Clean Water Revenue Refunding Bonds, Series 2 (a):
4%, 6/01/10	4,640	4,742,915
4%, 6/01/11	9,850	10,073,300
		15,897,403

Municipal Bonds	Par (000)	Value
Wyoming—2.2%
Albany County, Wyoming, Improvements Statutory Trust, COP (a):
4%, 1/15/10	$1,325	$1,344,504
4%, 7/15/10	1,450	1,476,042
4%, 1/15/11	1,480	1,501,327
4%, 7/15/11	1,510	1,533,858
		5,855,731
Total Investments (Cost—$301,378,745*)—116.8%		311,763,993
Other Assets Less Liabilities—1.9%		5,080,845
Preferred Shares at Redemption Value—(18.7)%		(50,025,604)
Net Assets Applicable to Common Stock—100.0%		$266,819,234

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$301,376,448
Gross unrealized appreciation	$10,391,362
Gross unrealized depreciation	(3,817)
Net unrealized appreciation	$10,387,545
(a)	MBIA Insured.
(b)	FSA Insured.
(c)	FGIC Insured.
(d)	AMBAC Insured.
(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(h)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$311,763,993
Level 3	—
Total	$311,763,993

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	21

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama—3.0%
Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding Bonds (International Paper Company Project), Series A, 4.75%, 5/01/17	$1,000	$922,910
Huntsville, Alabama, Health Care Authority, Revenue Refunding Bonds, GO, Series A, 5.625%, 6/01/22	5,845	5,941,209
		6,864,119
Arizona—0.4%
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5.25%, 12/01/20	1,000	974,330
California—7.2%
Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%, 7/01/13	1,750	1,725,080
California Pollution Control Financing Authority, Solid Waste Disposal:
Revenue Bonds (Waste Management Inc. Project), AMT, Series C, 5.125%, 11/01/23	6,500	5,844,020
Revenue Refunding Bonds (Republic Services Inc. Project), AMT, Series C, 5.25%, 6/01/23	5,000	4,671,400
Clovis, California, Unified School District, Capital Appreciation, GO (Election of 2004), Series A, 5.12%, 8/01/21 (a)(b)	5,425	2,778,848
Lincoln, California, Special Tax Bonds (Community Facilities District Number 2003-1), 5.90%, 9/01/13 (j)	1,100	1,242,351
		16,261,699
Colorado—4.3%
Colorado HFA, Solid Waste Disposal Revenue Bonds, (Waste Management, Inc.), AMT, 5.70%, 7/01/18	5,000	4,881,050
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.25%, 12/01/20	5,010	4,915,762
		9,796,812
Connecticut—1.6%
Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding Bonds, Sub-Series B, 5.75%, 9/01/18 (c)	3,750	3,656,813
Florida—7.7%
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/22 (d)	1,250	1,294,275
CFM Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5.875%, 5/01/14	1,945	1,749,955
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	4,515	4,612,795
Pine Island Community Development District, Florida, Utilities System Revenue Bonds, 5.30%, 11/01/10	900	867,834
Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 6.375%, 5/01/13	2,320	2,261,838
Village Center Community Development District, Florida, Recreational Revenue Bonds, Sub-Series B, 5.875%, 1/01/15	5,410	5,449,168
Westchester Community Development District Number 1, Florida, Special Assessment Bonds (Community Infrastructure), 6%, 5/01/23	1,335	1,186,908
		17,422,773
Illinois—26.6%
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (c)	1,825	1,687,961
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, Series A (e):
5%, 1/01/19	5,000	5,093,900
5%, 1/01/20	8,000	8,099,840
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/18 (f)	5,000	5,048,800

	Par
Municipal Bonds	(000)	Value
Illinois—(concluded)
Illinois Development Finance Authority, Hospital Revenue Bonds (Adventist Health System/Sunbelt Obligated Group), 5.50%, 11/15/09 (j)	$12,500	$13,146,000
Illinois Educational Facilities Authority, Student Housing Revenue Bonds (Education Advancement Fund—University Center Project), 6%, 5/01/12 (j)	5,980	6,589,960
Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare), 5.50%, 1/01/22	5,000	4,981,150
Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds (e)(g):
5.342%, 6/15/19	1,885	1,789,016
5.392%, 6/15/20	1,985	1,875,408
5.434%, 6/15/21	2,090	1,969,867
Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Senior Series A, 5.50%, 6/01/19	2,750	1,908,362
Kane and Du Page Counties, Illinois, Community Unit School District 303 (Saint Charles), GO, CABS, Series B (b)(d)(j):
5.64%, 1/01/12	4,625	2,955,051
5.73%, 1/01/12	4,100	2,457,253
5.87%, 1/01/12	2,950	1,562,467
5.91%, 1/01/12	1,700	846,668
		60,011,703
Indiana—12.5%
Indiana Health Facilities Financing Authority Revenue Bonds (Sisters of St. Francis Health System), 5.75%, 11/01/11 (j)	13,970	15,238,336
Indianapolis, Indiana, Airport Authority, Special Facilities, Revenue Refunding Bonds (Federal Express Corporation Project), AMT, 5.10%, 1/15/17	2,500	2,369,975
Lawrence, Indiana, M/F Housing, Revenue Refunding Bonds (Pinnacle Apartments Project), AMT, 5.40%, 6/01/24 (h)	2,895	2,895,608
Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co. Project), AMT, 5.75%, 8/01/21	4,000	3,956,360
Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	4,070	3,690,839
		28,151,118
Kentucky—1.3%
Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series C, 4.625%, 7/01/22	3,195	3,016,911
Louisiana—1.1%
Louisiana Public Facilities Authority Revenue Bonds (Department of Public Safety), Term Bond 1, 5.875%, 6/15/14 (f)	2,485	2,573,491
Maryland—2.1%
Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), Series A, 5.80%, 7/01/20	4,710	4,646,038
Michigan—2.1%
Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
(Oakwood Obligated Group), Series A, 5%, 7/15/18	1,000	998,410
(Sparrow Obligated Group), 4.50%, 11/15/26	3,500	3,094,560
Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development Area Number 3), 5.375%, 6/01/12 (i)(j)	640	689,088
		4,782,058
Mississippi—4.2%
Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser Company Project), Series A, 6.80%, 4/01/22	9,000	9,434,160
Nevada—2.9%
Henderson, Nevada, Local Improvement Districts, Special Assessment, Series NO T-18, 5.15%, 9/01/21	1,000	762,680
Las Vegas, Nevada, Special Assessment Improvement, District Number 809 (Summerlin Area), 5.35%, 6/01/17	1,065	1,031,218

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Nevada—(concluded)
Nevada State Department of Business and Industry, Solid Waste Disposal Revenue Bonds (Republic Services Inc. Project), AMT, 5.625%, 12/01/26	$5,000	$4,697,350
		6,491,248
New Hampshire—6.5%
New Hampshire Health and Education Facilities Authority Revenue Bonds (Exeter Hospital Project), 6%, 10/01/24	2,025	2,103,894
New Hampshire State Business Finance Authority, PCR, Refunding (f):
(Public Service Company Project), AMT, Series B, 4.75%, 5/01/21	6,000	5,615,400
(Public Service Company of New Hampshire Project), Series C, 5.45%, 5/01/21	7,000	6,973,890
		14,693,184
New Jersey—12.5%
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	7,675	7,413,973
New Jersey EDA, EDR, Special Assessment Refunding Bonds (Kapkowski Road Landfill Reclamation Improvement District Project), AMT, 5.50%, 4/01/16	8,410	8,048,538
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT:
7%, 11/15/30	4,065	3,287,081
7.20%, 11/15/30	6,750	5,587,313
New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (AtlantiCare Regional Medical Center), 5%, 7/01/20	1,500	1,509,720
New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	2,500	2,349,650
		28,196,275
New York—6.9%
New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc.—JFK International Airport), AMT, 7.625%, 8/01/25	3,460	3,048,433
New York City, New York, GO, Sub-Series F-1, 5%, 9/01/18	7,500	7,823,850
Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series B-1C, 5.50%, 6/01/20	4,500	4,708,530
		15,580,813
North Carolina—3.1%
North Carolina, HFA, Home Ownership Revenue Bonds, AMT, Series 28A, 4.65%, 7/01/23	3,140	2,936,748
Wake County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Refunding Bonds (Carolina Power & Light Company Project), 5.375%, 2/01/17	4,000	4,119,160
		7,055,908
Ohio—2.5%
American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie State Energy Campus Project), Series A, 5.25%, 2/15/23	5,000	5,094,300
Pinnacle Community Infrastructure Financing Authority, Ohio, Revenue Bonds, Series A, 6%, 12/01/22	480	459,888
		5,554,188
Oklahoma—1.1%
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	2,700	2,525,364

	Par
Municipal Bonds	(000)	Value
Pennsylvania—5.7%
Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care Project), 6%, 2/01/21	$2,000	$1,893,440
Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds, Series B, 5.50%, 10/01/11 (d)(j)	5,000	5,408,700
West Cornwall Township, Pennsylvania, Municipal Authority College Revenue Bonds (Elizabethtown College Project) (j):
5.90%, 12/15/11	2,500	2,717,500
6.00%, 12/15/11	2,650	2,889,136
		12,908,776
South Carolina—2.3%
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series A, 6.125%, 8/01/23	5,000	5,112,300
Tennessee—3.1%
Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), CABS, Series A, 5.63%, 1/01/19 (b)(d)	12,000	6,906,600
Texas—12.6%
Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding Bonds (FedEx Corp. Project), AMT, 4.85%, 4/01/21	2,000	1,786,160
Birdville, Texas, Independent School District, GO, Refunding, CABS (b):
5.40%, 2/15/18	1,615	1,039,446
5.46%, 2/15/19	1,815	1,100,924
5.51%, 2/15/20	2,625	1,498,691
5.54%, 2/15/21	2,500	1,346,800
Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company Project), AMT, Series C, 5.75%, 5/01/36	10,010	9,391,082
Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A (a):
5.875%, 11/01/17	5,000	5,045,850
5.875%, 11/01/18	5,000	5,029,850
North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series A, 6%, 1/01/24	2,000	2,111,100
		28,349,903
Virginia—1.2%
Virginia State, HDA, Commonwealth Mortgage Revenue Refunding Bonds, AMT, Sub-Series E-2, 4.375%, 10/01/19	2,750	2,585,633
Wisconsin—8.1%
Franklin, Wisconsin, Solid Waste Disposal, Revenue Bonds, 4.95%, 4/01/16	1,990	1,879,933
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Froedtert and Community Health):
5.375%, 10/01/11 (j)	4,560	4,915,270
5.375%, 10/01/21	440	460,161
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Wheaton Franciscan Services, Inc.), 6.25%, 2/15/12 (j)	10,000	11,092,100
		18,347,464
Multi-State—11.2%
Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (c)(k)	14,000	15,398,740
MuniMae TE Bond Subsidiary LLC (c)(k):
5.20%, 6/29/49	6,000	5,889,720
Series D, 5.90%, 11/29/49	4,000	3,860,800
		25,149,260
Puerto Rico—1.2%
Puerto Rico Commonwealth, Public Improvement, GO, Series B, 5.25%, 7/01/17	2,665	2,683,175
Total Municipal Bonds—155.0%		349,732,116

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	23

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (c)	$4,000	$3,787,520
Total Corporate Bonds—1.7%		3,787,520

Municipal Bonds Transferred to Tender Option Bond Trusts (l)
Chicago, Illinois, Water Revenue Bonds, Second Lien, 5%, 11/1/20 (d)	5,000	5,294,450
Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost—$5,290,413)—2.3%		5,294,450
Total Long-Term Investments (Cost—$359,841,567)—156.7%		358,814,086

Short-Term Securities	Shares	Value
Merrill Lynch Institutional Tax-Exempt Fund, 1.73% (m)(n)	6,110,145	$6,110,145
Total Short-Term Securities (Cost—$6,110,145)—2.7%		6,110,145
Total Investments (Cost—$365,951,712*)—161.7%		364,924,231
Liabilities in Excess of Other Assets—(0.7)%		(1,582,970)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(1.7)%		(3,756,824)
Preferred Shares, at Redemption Value—(59.3)%		(133,892,680)
Net Assets Applicable to Common Stock—100.0%		$225,691,757

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$362,393,673
Gross unrealized appreciation	$9,051,791
Gross unrealized depreciation	(10,271,233)
Net unrealized depreciation	$(1,219,442)
(a)	FGIC Insured.
(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(d)	FSA Insured.
(e)	AMBAC Insured.
(f)	MBIA Insured.
(g)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(h)	FNMA Collateralized.
(i)	ACA Insured.
(j)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(k)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(l)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	5,410,145	$44,806
(n)	Represents the current yield as of report date.
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	$6,110,145
Level 2	358,814,086
Level 3	—
Total	$364,924,231

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama—0.4%
Courtland, Alabama, IDB, Solid Waste Disposal Revenue ReTrusting Bonds (International Paper Company Project), Series A, 4.75%, 5/01/17	$1,165	$1,075,190
Arizona—0.9%
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/18	1,500	1,444,725
5.25%, 12/01/20	1,000	974,330
		2,419,055
California—21.6%
California State, Various Purpose, GO, 5%, 11/01/22	12,000	12,229,800
California Statewide Communities Development Authority Revenue Bonds (John Muir Health), Series A, 5%, 8/15/22	5,000	5,029,550
Foothill/Eastern Corridor Agency, California, Toll Road Revenue ReTrusting Bonds, CABS (a):
5.953%, 1/15/21	12,500	5,876,125
5.844%, 1/15/22	10,000	4,368,600
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds (b):
Series A-1, 6.625%, 6/01/13	3,000	3,382,350
Series A-1, 6.75%, 6/01/13	12,010	13,607,450
Series A-3, 7.875%, 6/01/13	975	1,150,890
Series A-5, 7.875%, 6/01/13	1,470	1,735,188
Series B, 5.375%, 6/01/10	10,000	10,423,000
Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Bonds (Riverside County Hospital Project), 5.69%, 6/01/25 (a)(c)	6,865	2,814,513
		60,617,466
Colorado—1.7%
E-470 Public Highway Authority, Colorado Revenue Bonds, CABS, Senior Series B, 5.36%, 9/01/22 (a)(c)	4,500	2,032,155
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue ReTrusting Bonds, 5.25%, 12/01/25	3,000	2,826,720
		4,858,875
District of Columbia—5.2%
District of Columbia, Revenue ReTrusting Bonds (Friendship Public Charter School, Inc.) (d):
5.75%, 6/01/18	2,680	2,686,512
5%, 6/01/23	3,320	2,977,409
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue ReTrusting Bonds, 6.50%, 5/15/33	4,215	4,050,699
Metropolitan Washington Airports Authority, D.C., Airport System Revenue ReTrusting Bonds, AMT, Series C-2, 5%, 10/01/24 (e)	5,000	4,864,050
		14,578,670
Florida—15.4%
Bellalago, Florida, Educational Facilities Benefits District, Capital Improvement Special Assessment Bonds, Series A, 5.85%, 5/01/22	4,315	4,222,616
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/22 (e)	1,250	1,294,275
CFM Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5.875%, 5/01/14	2,920	2,627,182
Grand Hampton Community Development District, Florida, Capital Improvement Special Assessment Bonds, 6.10%, 5/01/24	4,025	4,024,596
Habitat, Florida, Community Development, Special Assessment Bonds, 5.80%, 5/01/25	3,780	3,393,571
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical), VRDN, 1.80%, 8/15/34 (f)	500	500,000
Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds (Memorial Health System), VRDN, Series A, 2.04%, 4/01/25 (f)	2,700	2,700,000
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue ReTrusting Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	5,475	5,593,589

Municipal Bonds	Par (000)	Value
Florida—(concluded)
Middle Village Community Development District, Florida, Special Assessment Bonds, Series A, 5.80%, 5/01/22	$4,155	$3,856,006
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), VRDN (e)(f):
Series A-1, 3.50%, 10/01/41	300	300,000
Series A-2, 1.30%, 10/01/41	3,000	3,000,000
Pine Island Community Development District, Florida, Utilities System Revenue Bonds, 5.30%, 11/01/10	565	544,807
Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 6.375%, 5/01/13	3,605	3,514,623
Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6%, 5/01/22	2,845	2,865,569
Westchester Community Development District Number 1, Florida, Special Assessment Bonds (Community Infrastructure), 6%, 5/01/23	5,355	4,760,970
		43,197,804
Georgia—1.3%
Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN, Series C, 1.50%, 11/01/41 (e)(f)	1,500	1,500,000
Richmond County, Georgia, Development Authority, Environmental Improvement Revenue Bonds (International Paper Co. Projects), AMT, Series A, 5.75%, 11/01/27	2,350	2,128,583
		3,628,583
Illinois—12.2%
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (g)	2,155	1,993,181
Chicago, Illinois, O’Hare International Airport (h):
General Airport Revenue Bonds, Third Lien, Series A, 5%, 1/01/21	5,000	5,037,300
General Revenue Bonds, Third Lien, Series A, 5%, 1/01/22	7,000	7,017,360
Illinois Development Finance Authority Revenue Bonds (Depaul University), Series C, 5.25%, 10/01/24	5,000	5,087,500
Illinois Educational Facilities Authority Revenue Bonds (Northwestern University), 5%, 12/01/21	4,800	4,942,272
Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC):
Senior Series A, 5.50%, 6/01/19	3,250	2,255,338
Sub-Series B, 5%, 6/01/24	1,075	320,199
Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District Number 220, GO, ReTrusting, 5.25%, 12/01/20 (e)	1,000	1,092,760
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue ReTrusting Bonds (McCormick), Series A, 5.26%, 6/15/22 (a)(c)	13,455	6,689,153
		34,435,063
Indiana—5.6%
Indianapolis, Indiana, Airport Authority, Special Facilities, Revenue ReTrusting Bonds (Federal Express Corporation Project), AMT, 5.10%, 1/15/17	10,000	9,479,900
Lawrence, Indiana, M/F Housing, Revenue ReTrusting Bonds (Pinnacle Apartments Project), AMT, 5.40%, 6/01/24 (i)	2,000	2,000,420
Vincennes, Indiana, EDR, ReTrusting, 6.25%, 1/01/24	4,805	4,357,366
		15,837,686
Kansas—1.2%
Unified Government of Wyandotte County and Kansas City, Kansas, Sales Tax Special Obligation Revenue Bonds (Kansas International Speedway Corporation Project), 5.20%, 12/01/20 (a)(c)	6,440	3,486,294
Kentucky—0.7%
Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series C, 4.625%, 7/01/22	2,000	1,888,520
Louisiana—0.6%
De Soto Parish, Louisiana, Environmental Improvement Revenue Bonds (International Paper Co. Project), AMT, Series A, 5.85%, 11/01/27	2,000	1,834,000
Maryland—5.7%
Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority):
6.625%, 7/01/25	3,000	3,012,480
Series A, 5.80%, 7/01/20	4,711	4,647,025

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	25

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland—(concluded)
Maryland State Health and Higher Educational Facilities Authority, Revenue ReTrusting Bonds (MedStar Health, Inc.), 5.375%, 8/15/24	$8,500	$8,536,805
		16,196,310
Massachusetts—1.6%
Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, 5.45%, 6/01/14	4,500	4,459,455
Michigan—0.5%
Michigan State Hospital Finance Authority, Hospital Revenue ReTrusting Bonds (Sparrow Obligated Group), 4.50%, 11/15/26	1,500	1,326,240
Minnesota—0.4%
Minnesota State, Higher Education Facilities Authority Revenue Bonds (University of St. Thomas), Series Five Y, 5%, 10/01/24	1,250	1,256,563
Mississippi—1.0%
Warren County, Mississippi, Environmental Improvement Revenue Bonds (International Paper Company Project), AMT, Series A, 5.85%, 11/01/27	3,000	2,751,000
Missouri—3.8%
Missouri State Development Finance Board, Infrastructure Facilities Revenue Bonds (Branson Landing Project), Series A, 5.50%, 12/01/24	5,000	5,012,750
Missouri State Health and Educational Facilities Authority:
(BJC Health System), Series A, 5%, 5/15/20	5,500	5,594,380
(The Washington University), VRDN, Series A, 1.85%, 9/01/30 (f)	15	15,000
		10,622,130
Nevada—2.3%
Clark County, Nevada, EDR, Revenue ReTrusting Bonds (Alexander Dawson School of Nevada Project), 5%, 5/15/20	5,000	5,019,100
Henderson, Nevada, Local Improvement Districts, Special Assessment, Series NO T-18, 5.15%, 9/01/21	1,765	1,346,130
		6,365,230
New Hampshire—5.1%
New Hampshire Health and Education Facilities Authority, Revenue ReTrusting Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22	5,000	5,071,650
New Hampshire State Business Finance Authority, PCR, ReTrusting (Public Service Company Project), AMT, Series B, 4.75%, 5/01/21 (c)	10,000	9,359,000
		14,430,650
New Jersey—12.0%
Middlesex County, New Jersey, Improvement Authority Revenue Bonds (George Street Student Housing Project), Series A, 5%, 8/15/23	1,000	972,030
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	10,675	10,311,943
New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement District Project), AMT, Series B, 6.50%, 4/01/31	7,500	7,428,750
New Jersey EDA, First Mortgage Revenue ReTrusting Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 4.80%, 11/01/13	1,000	986,070
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT:
7%, 11/15/30	5,000	4,043,150
9%, 6/01/33	1,500	1,499,805
New Jersey Health Care Facilities Financing Authority, Revenue ReTrusting Bonds:
(AtlantiCare Regional Medical Center), 5%, 7/01/20	2,110	2,123,673
(Capital Health System Inc.), Series A, 5.75%, 7/01/23	4,000	4,044,960

Municipal Bonds	Par (000)	Value
New Jersey—(concluded)
New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	$2,500	$2,349,650
		33,760,031
New York—7.9%
New York City, New York, City IDA, Special Facility Revenue Bonds:
(American Airlines, Inc. - JFK International Airport), AMT, 7.625%, 8/01/25	5,635	4,964,717
(Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	5,000	4,374,250
New York State Energy Research and Development Authority, Gas Facilities Revenue ReTrusting Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (j)	8,500	7,676,690
Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series B-1C, 5.50%, 6/01/20	5,000	5,231,700
		22,247,357
Ohio—7.2%
American Municipal Power, Inc., Ohio, Revenue ReTrusting Bonds (Prairie State Energy Campus Project), Series A, 5.25%, 2/15/23	5,000	5,094,300
Cuyahoga County, Ohio, Revenue ReTrusting Bonds, Series A:
6%, 1/01/19	3,000	3,239,970
6%, 1/01/20	10,000	10,799,900
Pinnacle Community Infrastructure Financing Authority, Ohio, Revenue Bonds, Series A, 6%, 12/01/22	1,060	1,015,586
		20,149,756
Oklahoma—1.1%
Tulsa, Oklahoma, Municipal Airport Trust, Revenue ReTrusting Bonds, Series A, 7.75%, 6/01/35	3,350	3,133,322
Pennsylvania—5.8%
Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General Hospital Project), 5.75%, 9/15/13 (b)	7,500	8,274,900
Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care Project), 6%, 2/01/21	1,275	1,207,068
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (LaSalle University), 5.50%, 5/01/26	6,680	6,682,271
Philadelphia, Pennsylvania, Water and Wastewater Revenue ReTrusting Bonds, VRDN, 1.52%, 6/15/23 (e)(f)	90	90,000
		16,254,239
Rhode Island—1.6%
Rhode Island State Health and Educational Building Corporation, Hospital Financing Revenue Bonds (South County Hospital), Series A, 5.875%, 9/15/08 (b)	4,500	4,537,305
Tennessee—3.4%
Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%, 9/01/20	10,000	9,639,500
Texas—7.2%
Brazos River Authority, Texas, PCR, ReTrusting (TXU Energy Company LLC Project), AMT, Series A, 6.75%, 4/01/38	1,100	1,038,477
North Texas Tollway Authority, System Revenue ReTrusting Bonds, First Tier, Series A, 6%, 1/01/24	2,000	2,111,100
Port Corpus Christi, Texas, Industrial Development Corporation Revenue ReTrusting Bonds, Series C, 5.40%, 4/01/18	3,500	3,463,145
Texas State Turnpike Authority, Central Texas Turnpike System First Tier Revenue Bonds, CABS, Series A (a)(h):
5.37%, 8/15/21	7,990	3,944,983
5.51%, 8/15/24	8,450	3,457,149
Weatherford, Texas, Independent School District, GO, ReTrusting, CABS (a):
6.876%, 2/15/11 (b)	4,040	1,859,329
6.906%, 2/15/11 (b)	4,040	1,755,663
6.876%, 2/15/23	2,905	1,299,784
6.906%, 2/15/24	2,905	1,227,333
		20,156,963

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia—8.0%
Celebrate North Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series B, 6.60%, 3/01/25	$5,000	$4,979,400
Charles City County, Virginia, EDA, Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), AMT, 5.125%, 8/01/27	10,000	9,897,600
Mecklenburg County, Virginia, IDA, Exempt Facility Revenue ReTrusting Bonds (UAE LP Project), 6.50%, 10/15/17	7,500	7,765,125
		22,642,125
Washington—3.0%
Washington State, Compound Interest Bonds, GO, Series S-5, 5.02%, 1/01/19 (a)(j)	10,000	6,070,100
Washington State, GO, CABS, Series F, 5.33%, 12/01/21 (a)(c)	4,630	2,399,035
		8,469,135
Wisconsin—2.1%
Wisconsin State Health and Educational Facilities Authority, Revenue ReTrusting Bonds (Wheaton Franciscan Services, Inc.), Series A:
5.50%, 8/15/17	2,880	2,845,296
5.50%, 8/15/18	3,190	3,114,876
		5,960,172
Multi-State—7.9%
Charter Mac Equity Issuer Trust (g)(k):
5.75%, 4/30/15	1,000	1,043,700
6%, 4/30/15	4,000	4,179,200
6%, 4/30/19	2,500	2,643,475
6.30%, 4/30/19	2,500	2,668,700
MuniMae TE Bond Subsidiary LLC (g)(k):
5.40%, 6/29/49	5,000	4,947,550
5.80%, 6/29/49	5,000	4,846,750
Series D, 5.90%, 11/29/49	2,000	1,930,400
		22,259,775

Municipal Bonds	Par (000)	Value
Puerto Rico—5.4%
Puerto Rico Commonwealth, Public Improvement, GO, Series B, 5.25%, 7/01/17	$3,300	$3,322,506
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%, 7/01/13 (b)	10,900	11,810,477
		15,132,983
U.S. Virgin Islands—0.4%
Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Trust Loan Note), Series A, 5.25%, 10/01/17	1,000	1,009,990
Total Municipal Bonds (Cost—$456,994,061)—160.2%		450,617,437

Corporate Bonds
San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (g)	4,000	3,787,520
Total Corporate Bonds (Cost—4,000,000)—1.3%		3,787,520

Municipal Bonds Transferred to Tender Option Bond Trusts (l)
Illinois—1.9%
Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5%, 11/01/20 (e)	5,000	5,294,450
Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost—5,290,413)—1.9%		5,294,450
Total Investments (Cost—$466,284,474*)—163.4%		459,699,407
Liabilities in Excess of Other Assets—(0.3)%		(778,803)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(1.3)%		(3,756,824)
Preferred Shares, at Redemption Value—(61.8)%		(173,903,947)
Net Assets Applicable to Common Shares—100.0%		$281,259,833

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$461,921,530
Gross unrealized appreciation	$9,724,041
Gross unrealized depreciation	(15,696,164)
Net unrealized depreciation	$(5,972,123)
(a)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	MBIA Insured.
(d)	ACA Insured.
(e)	FSA Insured.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(h)	AMBAC Insured.
(i)	FNMA Collateralized.
(j)	FGIC Insured.
(k)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(l)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$459,699,407
Level 3	—
Total	$459,699,407

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	27

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama—10.7%
Alabama State Public School and College Authority, Capital Improvement Revenue Bonds, Series C, 5.75%, 7/01/18	$7,000	$7,275,100
Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding Bonds (Champion International Corporation Project), AMT, Series A, 6.70%, 11/01/29	3,000	3,013,830
		10,288,930
Arizona—4.3%
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/32	1,455	1,291,778
5%, 12/01/37	2,390	2,082,240
San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project):
6.25%, 5/01/15	210	197,058
7%, 5/01/20	210	191,241
7.25%, 5/01/27	420	376,744
		4,139,061
California—14.2%
California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.30%, 6/01/55 (a)	3,095	62,302
California State, GO, 5%, 3/01/33 (b)	5,000	4,936,800
California State, GO, Refunding, 5%, 6/01/32	1,950	1,933,796
University of California Revenue Bonds, Series B, 4.75%, 5/15/38	1,835	1,777,968
West Valley Mission Community College District, California, GO (Election of 2004), Series A, 4.75%, 8/01/30 (c)	5,000	4,966,000
		13,676,866
Colorado—4.1%
Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), 5.20%, 3/01/31 (c)	240	243,444
Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (c)	445	446,063
Northwest Parkway Public Highway Authority, Colorado, Senior Revenue Bonds, CABS, Series B, 6.30%, 6/15/11 (a)(c)(d)	10,000	2,836,200
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50%, 12/01/37	440	405,209
		3,930,916
Connecticut—7.1%
Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding Bonds:
Sub-Series A, 5.50%, 9/01/28	1,500	1,318,845
Sub-Series B, 5.75%, 9/01/27 (e)	6,000	5,485,680
		6,804,525
Florida—15.0%
Arborwood Community Development District, Florida, Capital Improvement Special Assessment Bonds (Master Infrastructure Projects), Series B, 5.10%, 5/01/14	1,585	1,419,431
Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A, 5%, 6/01/38	1,050	908,691
Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT, Series A, 7.125%, 4/01/30	3,300	3,167,703
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), Series A, 5%, 8/15/37	715	662,362
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	2,045	2,089,295
Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%, 10/01/32 (f)	5,265	4,912,666

	Par
Municipal Bonds	(000)	Value
Florida—(concluded)
Sumter Landing Community Development District, Florida, Recreational Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	$1,605	$1,314,800
		14,474,948
Georgia—0.6%
Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38	580	556,452
Illinois—7.0%
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (e)	850	786,174
Illinois Educational Facilities Authority Revenue Bonds (Northwestern University), 5%, 12/01/33	5,000	5,037,550
Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series A:
5.625%, 2/15/37	295	236,481
7%, 12/01/37	575	558,244
Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35	300	89,154
		6,707,603
Kentucky—7.5%
Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 6.20%, 10/01/24 (a)(g)	17,780	7,245,884
Louisiana—1.3%
Saint Tammany Parish, Louisiana, Financing Authority, S/F Mortgage Revenue Bonds (Home Ownership Program), Series A, 5.25%, 12/01/39 (h)(i)	1,293	1,253,341
Maryland—2.2%
Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series A, 4.70%, 9/01/37	2,500	2,171,825
Michigan—2.9%
Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
(Henry Ford Health System), Series A, 5.25%, 11/15/46	730	692,887
(Mercy Health Service), Series X, 5.75%, 8/15/09 (d)(g)	2,000	2,099,640
		2,792,527
Missouri—6.6%
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Plum Point Project), 4.60%, 1/01/36 (g)	2,385	2,084,919
Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Refunding Bonds (Saint Anthony’s Medical Center), 6.125%, 12/01/10 (d)	2,000	2,169,240
Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding Bonds (Homeownership Loan Program), AMT, Series B-1, 5.05%, 3/01/38 (h)(i)	2,195	2,108,715
		6,362,874
Nebraska—1.2%
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75%, 2/01/44	1,205	1,147,413
Nevada—0.9%
Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	905	879,814
New Jersey—3.1%
Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25%, 1/01/37	645	547,173
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	2,480	2,395,655
		2,942,828

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York—4.2%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	$315	$241,403
New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	4,395	3,844,966
		4,086,369
Ohio—2.9%
American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie State Energy Campus Project), Series A, 5%, 2/15/38	1,185	1,132,090
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,880	1,710,988
		2,843,078
Oklahoma—1.2%
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	1,225	1,145,767
Pennsylvania—8.9%
Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding Bonds (West Penn Allegheny Health System), Series A, 5%, 11/15/13	1,750	1,666,630
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, AMT, Series A:
(Amtrak Project), 6.50%, 11/01/16	1,000	1,041,350
(Amtrak Project), 6.125%, 11/01/21	700	712,222
(Amtrak Project), 6.25%, 11/01/31	1,000	1,000,230
(Reliant Energy), 6.75%, 12/01/36	2,745	2,770,034
Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Refunding Bonds (Colver Project), Series G, 5.125%, 12/01/15	1,000	942,450
Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60%, 10/01/27	420	377,819
Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (j)	105	104,364
		8,615,099
South Carolina—3.0%
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series C, 7%, 8/01/13 (d)	2,500	2,895,570
South Dakota—0.9%
South Dakota State Health and Educational Facilities Authority Revenue Bonds (Sanford Health), 5%, 11/01/40	910	851,005
Tennessee—2.1%
Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT, Series D, 6%, 3/01/24 (j)	2,000	2,013,000
Texas—11.6%
Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT, Series A, 8.25%, 10/01/30	730	730,387
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series A, 6.146%, 11/15/38 (a)(g)	4,750	734,682
La Joya, Texas, Independent School District, GO, 5%, 2/15/34	4,060	4,077,539
Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (g)	295	284,533
San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/24	1,095	1,052,032
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.06%, 8/15/31 (a)(j)	15,000	3,821,100
Texas State, Water Financial Assistance, GO, Refunding, 5.75%, 8/01/22	500	519,665
		11,219,938

	Par
Municipal Bonds	(000)	Value
Virginia—1.0%
Henrico County, Virginia, EDA, Residential Care Facility, Mortgage Revenue Refunding Bonds (Westminster-Canterbury Of Winchester, Inc.), 5%, 10/01/27	$1,000	$919,820
Washington—0.9%
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (k)	915	831,525
Wisconsin—6.1%
Wisconsin State Health and Educational Facilities Authority, Revenue Bonds (Ascension Health), Series A, 5%, 11/15/31	4,665	4,639,249
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	1,375	1,232,413
		5,871,662
Multi-State—6.5%
Charter Mac Equity Trust, 7.60%, 11/30/50 (e)(l)	2,000	2,161,680
MuniMae TE Bond Subsidiary LLC, 6.87%, 6/30/49 (e)(l)	4,000	4,109,000
		6,270,680
Puerto Rico—1.5%
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/34 (m)	1,355	1,408,021
Total Municipal Bonds (Cost—$137,362,662)—139.5%		134,347,341

Municipal Bonds Transferred to Tender Option Bond Trusts (n)
Alabama—0.8%
Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	755	748,281
California—1.0%
Sacramento County, California, Airport System Revenue Bonds, AMT, Senior Series B, 5.25%, 7/01/39 (c)	1,000	987,299
Chicago—1.5%
Chicago Illinois Housing Authority Capital Program Revenue Refunding Bonds, 5%, 7/01/24 (c)	1,415	1,460,402
Colorado—3.4%
Colorado Health Facilities Authority Revenue Bonds (Catholic Health) (c):
Series C-3, 5.10%, 10/01/41	1,220	1,212,809
Series C-7, 5%, 9/01/36	780	775,125
Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care)(c):
Series B, 5.25%, 3/01/36	485	484,299
Series C, 5.25%, 3/01/40	850	861,393
		3,333,626
Connecticut—3.3%
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University):
Series T-1, 4.70%, 7/01/29	1,570	1,587,401
Series X-3, 4.85%, 7/01/37	1,550	1,553,703
		3,141,104
Massachusetts—2.1%
Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A, 5%, 8/01/41	1,980	1,987,102
Ohio—5.4%
Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company), Series B, 4.80%, 1/01/34 (k)	5,265	5,195,956
Tennessee—1.3%
Shelby County, Tennessee, Health, Educational and Housing Facilities Board Revenue Bonds (Saint Jude Childern’s Hospital), 5%, 7/01/31	1,270	1,277,563

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	29

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (n)	Par (000)	Value
Virginia—3.1%
University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	$1,790	$1,835,190
Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (g)	1,130	1,132,492
		2,967,682
Washington—1.6%
Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (c)	910	915,390
King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (c)	620	619,301
		1,534,691
Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost—23,045,925)—23.5%		22,633,706

Short-Term Securities	Shares	Value
Merrill Lynch Institutional Tax-Exempt Fund, 1.73% (o)(p)	1,100,933	$1,100,933
Total Short-Term Securities (Cost—$1,100,933)—1.1%		1,100,933
Total Investments (Cost—$161,509,520*)—164.1%		158,081,980
Other Assets Less Liabilities—0.3%		287,466
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(14.8)%		(14,277,392)
Preferred Shares, at Redemption Value—(49.6)%		(47,767,020)
Net Assets Applicable to Common Shares—100.0%		$96,325,034

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$146,897,783
Gross unrealized appreciation	$2,773,967
Gross unrealized depreciation	(5,839,049)
Net unrealized depreciation	$(3,065,082)
(a)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(b)	CIFG Insured.
(c)	FSA Insured.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(f)	XL Capital Insured.
(g)	MBIA Insured.
(h)	FHLMC Collateralized.
(i)	FNMA/GNMA Collateralized.
(j)	AMBAC Insured.
(k)	FGIC Insured.
(l)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(m)	Assured Guaranty Insured.
(n)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(o)	Represents the current yield as of report date.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	1,100,933	$47,426
•	Forward interest rate swaps outstanding as of June 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 3.639% and receive a floating rate based on 1-week Securities industry and Financial Markets Association Municipal Swap Index rate Broker, JPMorgan Chase Expires September 2018	$8,035	$(80,856)
Pay a fixed rate of 3.646% and receive a floating rate based on 1-week Securities industry and Financial Markets Association Municipal Swap Index rate Broker, JPMorgan Chase Expires July 2023	$14,150	51,803
Pay a fixed rate of 3.919% and receive a floating rate based on 1-week Securities industry and Financial Markets Association Municipal Swap Index rate Broker, Citibank NA Expires September 2028	$2,670	(32,908)
Total		$(61,961)
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	$1,100,933	—
Level 2	156,981,047	$(61,961)
Level 3	—	—
Total	$158,081,980	$(61,961)
*	Other financial instruments are swaps.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock California Insured Municipal 2008 Term Trust (BFC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California—68.1%
Alameda County, California, COP, Refunding, Series A, 3.80%, 12/01/08 (a)	$2,635	$2,649,809
Anaheim, California, Union High School District, GO, 3.50%, 8/01/08 (b)	1,060	1,061,537
California State Department of Water Resources, Power Supply Revenue Bonds, VRDN (b)(c):
Series C-7, 1.30%, 5/01/22	2,900	2,900,000
Series C-13, 1.25%, 5/01/22	445	445,000
California State Department of Water Resources, Power Supply Revenue Refunding Bonds, VRDN, Sub-Series G-4, 1.57%, 5/01/16 (b)(c)	2,385	2,385,000
California State, Economic Recovery, GO, VRDN, Series C-16, 1.25%, 7/01/23 (b)(c)	10,000	10,000,000
California State, GO:
6.25%, 9/01/08 (d)	2,000	2,014,700
6.30%, 9/01/08 (a)	15,000	15,111,150
5.50%, 4/01/09 (a)	3,000	3,080,460
California State, GO, Refunding, 5.50%, 2/01/10 (a)	3,000	3,128,190
California State Public Works Board, Energy Efficiency Revenue Bonds, Series A, 5.625%, 10/01/08 (e)	2,100	2,105,880
California Transit Finance Authority Revenue Bonds, VRDN, 1.32%, 10/01/27 (b)(c)	9,705	9,705,000
Castaic Lake Water Agency, California, COP, Refunding (Water System Improvement Project), Series A, 7.25%, 8/01/10 (a)	2,600	2,818,894
Chula Vista, California, COP, 4%, 8/01/08 (a)	1,000	1,001,570
Clovis, California, Unified School District, Capital Appreciation, GO, Series B, 5.70%, 8/01/08 (d)(f)(g)	5,500	5,489,385
East Bay Municipal Utility District, California, Water System Revenue Refunding Bonds, VRDN, Sub-Series A, 1.27%, 6/01/25 (b)(c)	3,705	3,705,000
El Paso de Robles, California, Capital Appreciation, GO, Series A, 3.83%, 8/01/09 (d)(f)(g)	1,855	1,800,630
Long Beach, California, Bond Finance Authority, Tax Allocation Revenue Bonds (North Long Beach Redevelopment Projects), Series A, 3.50%, 8/01/08 (e)	1,245	1,246,008
Los Angeles, California, Unified School District, COP (Multiple Properties Project), Series B, 3%, 10/01/08 (b)(f)	2,660	2,666,730
Los Angeles County, California, Capital Asset Leasing Corporation, Leasehold Revenue Refunding Bonds, 6%, 12/01/08 (e)	8,090	8,205,768
Los Angeles County, California, Metropolitan Transportation Authority, Revenue Refunding Bonds (Special Assessment District A1), Series A, 3.75%, 9/01/08 (e)	4,405	4,416,938

Municipal Bonds	Par (000)	Value
California—(concluded)
Mount Diablo, California, Unified School District, GO, 3.50%, 8/01/08 (b)	$1,000	$1,001,450
Orange County, California, Local Transportation Authority, Sales Tax Revenue Bonds, First Senior, 6%, 2/15/09 (a)	1,000	1,024,920
Pasadena, California, Unified School District, GO (Election of 1997), Series C, 3.50%, 11/01/08 (b)(f)	2,495	2,509,596
Sacramento, California, City Financing Authority Revenue Bonds (City Hall and Redevelopment Projects), Series A, 3.50%, 12/01/08 (b)	3,345	3,368,448
Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds, Series C (f):
5.75%, 11/15/08 (d)	3,750	3,802,312
5.75%, 11/15/09 (a)	2,950	3,078,502
San Mateo County, California, Community College District, GO (Election of 2001), Series A, 3.30%, 9/01/08 (d)	1,000	1,002,230
Santa Ana, California, Unified School District, GO (Election of 1999), Series B, 3.64%, 8/01/08 (d)(g)	1,000	997,710
Watereuse Finance Authority, California, Revenue Bonds, VRDN, 1.32%, 5/01/28 (b)(c)	3,175	3,175,000
Western Placer, California, Unified School District, COP (School Facilities Project), VRDN, Series A, 1.35%, 8/01/26 (b)(c)	1,600	1,600,000
		107,497,817
Puerto Rico—13.7%
Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN, Series A-3, 1.25%, 7/01/29 (b)(c)	5,900	5,900,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series DD (b):
5%, 7/01/09	5,280	5,425,306
5%, 7/01/10	6,000	6,148,380
Puerto Rico Municipal Finance Agency, GO, Series A, 5.625%, 8/01/10 (b)	4,000	4,154,160
		21,627,846
Total Municipal Bonds (Cost—$127,737,619)—81.8%		129,125,663

Short-Term Securities
U.S. Government Obligations
Freddie Mac, 2.42%, 11/10/08	21,071	21,071,497
U.S. Treasury Bills, 2.16%, 12/26/08	6,927	6,926,626
Total Short-Term Securities (Cost—$27,998,121)—17.7%		27,998,123
Total Investments (Cost—$155,735,740*)—99.5%		157,123,786
Other Assets Less Liabilities—0.5%		815,736
Net Assets—100.0%		$157,939,522

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	31

Schedule of Investments (concluded)	BlackRock California Insured Municipal 2008 Term Trust (BFC)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$155,290,585
Gross unrealized appreciation	$1,834,123
Gross unrealized depreciation	(922)
Net unrealized appreciation	$1,833,201
(a)	MBIA Insured.
(b)	FSA Insured.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)	FGIC Insured.
(e)	AMBAC Insured.
(f)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(g)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$157,123,786
Level 3	—
Total	$157,123,786

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California—123.8%
ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds (San Diego Hospital Association), Series C, 5.375%, 3/01/21	$2,100	$2,101,365
California Health Facilities Financing Authority Revenue Bonds (Adventist Health System), Series A:
5%, 3/01/18	1,075	1,080,698
5%, 3/01/19	1,000	1,000,340
5%, 3/01/20	2,060	2,056,251
5%, 3/01/24	1,355	1,330,366
California Infrastructure and Economic Development Bank Revenue Bonds:
(J. David Gladstone Institute Project), 5.50%, 10/01/20	1,985	2,040,798
(Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	6,500	6,560,905
California Pollution Control Financing Authority, PCR, Refunding (San Diego Gas & Electric Company), Series A, 5.90%, 6/01/14	3,100	3,247,746
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, AMT:
(Republic Services Inc. Project), Series B, 5.25%, 6/01/23	2,500	2,335,700
(Waste Management Inc. Project), Series A, 5.125%, 7/01/31	4,000	3,880,600
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Refunding Bonds (Republic Services Inc. Project), AMT, Series C, 5.25%, 6/01/23	2,500	2,335,700
California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.125%, 5/01/12 (a)	6,500	7,018,570
California State Department of Water Resources, Power Supply Revenue Refunding Bonds, Series H, 5%, 5/01/22 (b)	3,500	3,626,385
California State, GO, Refunding:
5%, 11/01/11 (a)	4,740	5,042,223
5%, 11/01/20	260	264,470
California State, Public Works Board, Lease Revenue Bonds (Department of Forestry and Fire), Series E, 5%, 11/01/25	2,000	2,013,220
California State, Public Works Board, Lease Revenue Refunding Bonds, Series A:
(California Community Colleges), 5%, 12/01/17	2,020	2,045,129
(Trustees California State University), 5%, 10/01/17	2,415	2,442,555
California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35%, 12/01/21 (c)	6,500	6,500,715
California Statewide Communities Development Authority, Revenue Refunding Bonds (Daughters of Charity National Health System), Series A, 5.25%, 7/01/24	5,000	4,842,250
Clovis, California, Unified School District, Capital Appreciation, GO (Election of 2004), Series A, 5.12%, 8/01/21 (d)(e)	7,500	3,841,725
Fontana, California, Public Financing Authority, Tax Allocation Revenue Refunding Bonds (North Fontana Redevelopment Project), Series A, 5.25%, 9/01/18 (f)	3,395	3,561,627
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, CABS, 5.858%, 1/15/21 (e)	20,000	9,401,800
Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project):
5.80%, 6/01/21	995	967,657
5.85%, 6/01/22	1,040	1,012,929
5.90%, 6/01/23	1,000	975,760
Long Beach, California, Harbor Revenue Bonds, AMT, Series A, 5.25%, 5/15/18 (d)	5,000	5,056,050

	Par
Municipal Bonds	(000)	Value
California—(concluded)
Los Angeles, California, Harbor Department Revenue Refunding Bonds, AMT, Series B, 5.50%, 8/01/21 (g)	$10,025	$10,067,606
Poway, California, Unified School District, Special Tax Bonds (Community Facilities District Number 6), 5%, 9/01/25	750	717,450
Riverside, California, Unified School District, GO (Election of 2001), Series A, 5.25%, 2/01/23 (d)	5,000	5,154,300
San Bernardino County, California, Special Tax Bonds (Community Facilities District Number 2002-1):
5.35%, 9/01/17	105	103,380
5.50%, 9/01/18	245	241,979
5.60%, 9/01/19	500	494,970
5.70%, 9/01/20	355	353,001
San Diego County, California, COP, Refunding (MTS Tower), 5.25%, 11/01/19 (g)	2,980	3,089,426
Santa Clara Valley, California, Transportation Authority, Sales Tax Revenue Bonds, Series A, 5%, 6/01/11 (a)(c)	2,135	2,261,435
Stockton-East Water District, California, COP, Refunding, Series B, 5.93%, 4/01/19 (d)(e)	4,590	2,552,774
Vista, California, COP, Refunding (Community Projects) (c):
5%, 5/01/19	1,000	1,040,800
4.75%, 5/01/21	1,115	1,124,544
		113,785,199
Multi-State—10.1%
Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (h)(i)	4,000	4,136,680
MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (h)(i)	5,000	5,136,250
		9,272,930
Puerto Rico—17.0%
Puerto Rico Commonwealth, Public Improvement, GO, Series B, 5.25%, 7/01/17	1,035	1,042,059
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds (j):
Series C, 5.75%, 7/01/19	4,405	4,577,984
Series C, 5.75%, 7/01/19 (k)	5	5,734
Series M, 6%, 7/01/20	1,000	1,059,300
Series M, 6.25%, 7/01/21	1,000	1,077,220
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (a)	7,500	7,841,625
		15,603,922
U.S. Virgin Islands—3.1%
Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund Loan Note), Series A,:
5.25%, 10/01/17	360	363,596
5.25%, 10/01/19	455	455,200
5.25%, 10/01/21	460	454,774
5.25%, 10/01/22	315	309,702
5.25%, 10/01/23	960	942,144
5.25%, 10/01/24	300	293,718
		2,819,134
Total Municipal Bonds (Cost—$141,725,042)—154.0%		141,481,185

Corporate Bonds
San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (h)	4,000	3,787,520
Total Corporate Bonds (Cost—$4,000,000)—4.1%		3,787,520

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	33

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
CMA California Municipal Money Fund, 1.28% (l)(m)	726,393	$726,393
Total Short-Term Securities (Cost—$726,393)—0.8%		726,393
Total Investments (Cost—$146,451,435*)—158.9%		145,995,098
Other Assets Less Liabilities—1.6%		1,463,802
Preferred Shares, at Redemption Value—(60.5)%		(55,552,931)
Net Assets Applicable to Common Shares—100.0%		$91,905,969

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$146,451,170
Gross unrealized appreciation	$2,034,199
Gross unrealized depreciation	(2,490,271)
Net unrealized depreciation	$(456,072)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	MBIA Insured.
(d)	FGIC Insured.
(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f)	FSA Insured.
(g)	AMBAC Insured.
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(j)	Commonwealth Guaranteed.
(k)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(l)	Represents the current yield as of report date.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA California Municipal Money Fund	(3,583,900)	$27,952

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	$726,393
Level 2	145,268,705
Level 3	—
Total	$145,995,098

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Florida Insured Municipal 2008 Term Trust (BRF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida—60.6%
Alachua County, Florida, School District, GO, Refunding, 4.25%, 1/01/09 (a)	$1,500	$1,518,540
Collier County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Cleveland Clinic Health Systems), VRDN, Series C-1, 1.55%, 1/01/35 (b)	550	550,000
Dade County, Florida, Special Obligation Revenue Refunding Bonds, CABS, Series B (c)(d):
5.695%, 10/01/08 (e)	905	899,832
5.695%, 10/01/08	1,095	1,088,156
Florida Municipal Loan Council Revenue Bonds, Series C, 3.50%, 11/01/08 (f)	1,090	1,094,502
Florida State Board of Education, Lottery Revenue Bonds, Series A, 5%, 7/01/08 (g)	4,190	4,190,335
Florida State Department of Environmental Protection, Preservation Revenue Bonds, Series B, 4%, 7/01/08 (g)	5,905	5,905,295
Florida State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.50%, 7/01/08 (f)	2,530	2,530,253
Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series C, 3.50%, 10/01/08 (f)	6,000	6,018,540
Hillsborough County, Florida, Utility Revenue Refunding Bonds, Junior Lien, 4.50%, 8/01/08 (c)	10,000	10,022,300
Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series A, 4.25%, 10/01/08 (c)	5,895	5,925,065
Jacksonville, Florida, Sales Tax Revenue Bonds, 4.10%, 10/01/08 (c)	2,000	2,010,760
Jacksonville, Florida, Sales Tax Revenue Refunding Bonds, 3.125%, 10/01/08 (g)	1,155	1,158,338
Lakeland, Florida, Electric and Water Revenue Refunding Bonds, First Lien, Series B, 5.90%, 10/01/08 (a)	2,000	2,020,620
Miami, Florida, GO, Refunding, 5.90%, 12/01/08 (g)	1,345	1,364,704
Miami-Dade County, Florida, School Board, COP, Refunding, Series C, 5.25%, 8/01/11 (a)	4,775	4,836,216

Municipal Bonds	Par (000)	Value
Florida—(concluded)
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), VRDN (b):
1.66%, 10/01/15	$700	$700,000
Series A-1, 3.50%, 10/01/41 (a)	10,150	10,150,000
Series A-2, 1.30%, 10/01/41 (a)	770	770,000
Orange County, Florida, Tourist Development Tax, Revenue Refunding Bonds, Series A:
4%, 10/01/08 (c)	5,130	5,152,162
5.85%, 10/01/08 (e)(f)	1,005	1,015,382
5.85%, 10/01/08 (f)	495	499,212
Orlando, Florida, Waste Water System, Revenue Refunding Bonds, Series A, 3.25%, 10/01/08 (c)	1,100	1,103,773
Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding Bonds, VRDN, Series C-1, 1.55%, 7/01/25 (a)(b)	2,500	2,500,000
Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 3.75%, 10/01/08 (c)	1,810	1,815,901
Saint Petersburg, Florida, Health Facilities Authority, Revenue Refunding Bonds (All Children’s Hospital), 3.10%, 11/15/08 (c)	500	501,695
Village Center Community Development District, Florida, Recreational Revenue Refunding Bonds, Series A, 5.50%, 11/01/08 (f)	1,370	1,386,481
Volusia County, Florida, Sales Tax Revenue Refunding Bonds, Subordinate Lien, Series B, 4%, 10/01/08 (f)	2,370	2,379,859
Total Municipal Bonds (Cost—$78,788,711)—60.6%		79,107,921

Short-Term Securities
U.S. Government Obligations
U.S. Treasury Notes, 3.375%, 11/15/08	50,200	50,439,253
Total Short-Term Securities (Cost—$50,249,021)—38.7%		50,439,253
Total Investments (Cost—$129,037,732*)—99.3%		129,547,174
Other Assets Less Liabilities—0.7%		952,396
Net Assets—100.0%		$130,499,570

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$129,037,246
Gross unrealized appreciation	$512,745
Gross unrealized depreciation	(2,817)
Net unrealized appreciation	$509,928
(a)	FSA Insured.
(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)	AMBAC Insured.
(d)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)	Security is collateralized by municipal or U.S. Treasury obligations.
(f)	MBIA Insured.
(g)	FGIC Insured.
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$129,547,174
Level 3	—
Total	$129,547,174

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	35

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida—147.3%
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/22 (a)	$2,500	$2,588,550
Crossings at Fleming Island Community Development District, Florida, Utility Revenue Bonds, 6.75%, 10/01/09 (b)	4,540	4,852,761
Deltona, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (c)	1,095	1,105,994
Escambia County, Florida, Environmental Improvement Revenue Refunding Bonds (International Paper Company Projects), AMT, Series A, 5.75%, 11/01/27	4,000	3,623,120
Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95%, 7/01/20 (d)	566	594,030
Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 2, 4.70%, 7/01/22 (e)(f)	2,445	2,322,139
Florida Municipal Loan Council Revenue Bonds, CABS, Series A, 5.03%, 4/01/20 (c)(g)	4,000	2,251,560
Florida State Board of Education, GO (Public Education Capital Outlay), Series J, 5%, 6/01/24 (d)	6,150	6,307,994
Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds, Series A, 5.25%, 6/01/26	2,500	2,371,900
Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series C, 5.25%, 11/15/36	1,500	1,435,965
Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/22	1,500	1,506,405
Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project):
5.50%, 10/01/23 (m)	1,955	1,915,314
Series A, 5.65%, 5/15/18	1,000	990,390
Series B, 5.15%, 9/01/25	500	501,990
Hillsborough County, Florida, School Board, COP, 5%, 7/01/27 (c)	1,000	1,000,440
Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series A-1, 5.625%, 10/01/39 (e)(f)	1,000	977,090
Lakeland, Florida, Water and Wastewater Revenue Refunding Bonds, 5%, 10/01/27	1,000	1,010,600
Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance Obligor Group), 5%, 11/15/22	1,500	1,343,430
Lee County, Florida, Transportation Facilities Revenue Refunding Bonds, Series B, 5%, 10/01/22 (d)	3,000	3,070,890
Marco Island, Florida, Utility System Revenue Bonds (c):
5.25%, 10/01/21	1,000	1,048,970
5%, 10/01/22	2,000	2,055,600
5%, 10/01/23	1,375	1,409,334
Marion County, Florida, Hospital District, Revenue Refunding Bonds (Munroe Regional Health System), 5%, 10/01/22	1,500	1,474,380
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	2,500	2,554,150
Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of Miami), Series A, 5.0%, 4/01/14 (b)(d)	4,695	5,034,824
Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/21	4,000	4,171,400

Municipal Bonds	Par (000)	Value
Florida—(concluded)
Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.62%, 10/01/32 (c)(g)	$7,560	$1,979,359
Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Sub-Series A (c)(g):
5.24%, 10/01/19	5,365	3,015,076
5.28%, 10/01/20	10,000	5,313,600
Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43):
6.10%, 8/01/11 (b)	2,735	2,944,747
6.10%, 8/01/21	550	551,540
Northern Palm Beach County Improvement District, Florida, Water Control and Improvement, Revenue Refunding Bonds (Unit of Development Number 43), Series B (h):
4.50%, 8/01/22	1,000	834,310
5%, 8/01/31	1,000	812,670
Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/22 (d)	725	747,794
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
(Adventist Health System), 5.625%, 11/15/12 (b)	4,450	4,871,415
(Orlando Regional Healthcare), VRDN, Series A-1, 3.50%, 10/01/41 (a)(i)	200	200,000
(Orlando Regional Healthcare), VRDN, Series A-2, 1.30%, 10/01/41 (a)(i)	1,000	1,000,000
Palm Coast, Florida, Utility System Revenue Bonds (c):
5%, 10/01/22	1,770	1,814,197
5%, 10/01/23	1,485	1,517,893
5%, 10/01/24	1,500	1,530,420
Sterling Hill Community Development District, Florida, Capital Improvement Revenue Refunding Bonds, Series A, 6.10%, 5/01/23	4,285	4,286,628
Stevens Plantation Improvement Project Dependent Special District, Florida, Revenue Bonds, 6.375%, 5/01/13	2,445	2,386,809
Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80%, 10/01/32	1,185	1,185,818
Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series B (a):
5%, 10/01/22	1,975	2,029,905
5%, 10/01/23	1,180	1,209,465
Tohopekaliga, Florida, Water Authority, Utility System Revenue Refunding Bonds, Series A (a):
5%, 10/01/21	3,630	3,727,502
5%, 10/01/22	3,810	3,915,918
5%, 10/01/23	2,000	2,049,940
Tolomato Community Development District, Florida, Special Assessment Bonds, 6.375%, 5/01/17	1,300	1,281,358
Village Center Community Development District, Florida, Recreational Revenue Bonds, Sub-Series A, 6.35%, 1/01/18	2,000	2,052,140
Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%, 10/01/23 (c)	5,000	5,207,600
Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6%, 5/01/22	1,425	1,435,303
Watergrass Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 5.125%, 11/01/14	1,000	897,680
		116,318,307

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
U.S. Virgin Islands—1.6%
Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa Refinery), AMT, 4.70%, 7/01/22	$1,500	$1,270,920
Total Municipal Bonds (Cost—$117,973,145)—148.9%		117,589,227

Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Manatee County, Florida, Series A, Finance Authority, Homeowner Revenue, Series A, 5.90%, 9/01/40 (e)(f)	1,000	987,694
Lee County, Florida, HFA, S/F Mortgage Revenue Bonds, Munlti County Series A-2, 6%, 9/01/40 9 (e)(f)	1,500	1,527,840
Palm Beach County Florida, School Baord, COP, Revenue Refunding Bonds, Series D, 5%, 8/01/28 (a)	6,500	6,545,545
Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost—$9,285,749)—11.5%		9,061,079

Short-Term Securities	Shares	Value
CMA Florida Municipal Money Fund, 1.13% (k)(l)	2,542	$2,542
Total Short-Term Securities (Cost—$2,542)—0.0%		2,542
Total Investments (Cost—$ 127,261,436*)—160.4%		126,652,848
Other Assets, Less Liabilities—1.6%		1,243,661
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(7.6)%		(6,019,756)
Preferred Shares, at Redemption Value—(54.4)%		(42,903,071)
Net Assets Applicable to Common Shares—100.0%		$78,973,682

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$121,180,511
Gross unrealized appreciation	$1,608,381
Gross unrealized depreciation	(2,146,044)
Net unrealized depreciation	$(537,663)
(a)	FSA Insured.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	MBIA Insured.
(d)	AMBAC Insured.
(e)	FHLMC Collateralized.
(f)	FNMA/GNMA Collateralized.
(g)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(h)	ACA Insured.
(i)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(j)

Securities represent bonds transferred to a tender option bond trust, in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA Florida Municipal Money Fund	2,080	$2,078

(l)	Represents the current yield as of report date.
(m)	When-issued security.
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	$2,542
Level 2	126,650,306
Level 3	—
Total	$126,652,848

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	37

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock New York Insured Municipal 2008 Term Trust (BLN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York—58.8%
Babylon, New York, IDA Residential Recovery Revenue Refunding Bonds (Ogden Martin Project), VRDN, 1.50%, 1/01/19 (a)(b)	$4,440	$4,440,000
Erie County, New York, Public Improvement, GO, Series A, 3.75%, 10/01/08 (c)	1,000	1,002,980
Evans-Brant Central School District, New York, GO, Refunding, Series C, 3.75%, 12/15/08 (c)	1,185	1,195,215
Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN (a)(b):
Series E, 1.35%, 12/01/29	2,900	2,900,000
Series G, 1.40%, 12/01/29	2,275	2,275,000
Series H, 1.60%, 12/01/29	1,300	1,300,000
Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Refunding Bonds, Series A, 6.10%, 7/01/08 (d)(e)	2,500	2,500,300
Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue Refunding Bonds, VRDN, Series B, 1.45%, 11/01/22 (a)(b)	8,900	8,900,000
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN, Series D-2, 1.40%, 11/01/32 (a)(b)	1,275	1,275,000
Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding Bonds, Series K, 6%, 7/01/08 (d)(e)	26,075	26,078,129
Nassau County, New York, IDA, Civic Facility Revenue Refunding and Improvement Bonds (Cold Spring Harbor), VRDN, 1.45%, 1/01/34 (b)	500	500,000
Nassau County, New York, Interim Financing Authority, Sales Tax Secured Revenue Bonds, Series A, 2.35%, 11/15/08 (d)	250	250,525
New York City, New York, GO:
Series C, 4.75%, 8/15/08 (f)(g)	2,455	2,488,830
Sub-Series C-1, 6.375%, 8/01/08 (d)	50	50,171
Sub-Series C-1, 6.25%, 8/01/10 (a)	45	45,145
New York City, New York, GO, Refunding:
Series A, 5.20%, 8/01/10 (a)	1,000	1,012,150
Series E, 6.20%, 8/01/08 (d)	4,895	4,912,034
Series E, 6.20%, 8/01/08 (d)(e)	2,000	2,007,720

Municipal Bonds	Par (000)	Value
New York—(concluded)
New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-3 (a)(b):
1.35%, 8/01/19	$1,300	$1,300,000
1.35%, 8/01/20	4,705	4,705,000
1.35%, 8/01/22	2,900	2,900,000
New York State Dormitory Authority, Mental Health Facilities Improvement Revenue Refunding Bonds, VRDN, Series F-2B, 1.50%, 2/15/21 (a)(b)	4,900	4,900,000
New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN, Sub-Series D-2B, 1.25%, 2/15/31 (a)(b)	9,925	9,925,000
New York State Dormitory Authority, Nursing Home Revenue Bonds (W.K. Nursing Home Corporation), 5.65%, 8/01/09 (h)	500	501,600
New York State Dormitory Authority, Revenue Refunding Bonds (Winthrop University Hospital Association), Series A, 4.125%, 7/01/08 (i)	1,000	1,000,050
New York State, GO, Refunding, Series F, 5.50%, 9/15/08 (i)	1,000	1,007,790
New York State, HFA, Mortgage Revenue Refunding Bonds (Housing Project), Series A (a):
5.80%, 5/01/09	750	752,182
5.80%, 11/01/09	3,995	4,006,266
New York State Local Government Assistance Corporation, Revenue Refunding Bonds, Sub-Lien, VRDN (a)(b):
Series A-4V, 1.45%, 4/01/22	1,550	1,550,000
Series A-5V, 1.45%, 4/01/20	2,550	2,550,000
New York State Urban Development Corporation, Correctional Capital Facilities, Revenue Refunding Bonds, Series A, 5.50%, 1/01/09 (i)	2,000	2,037,180
Total Municipal Bonds (Cost—$100,135,738)—58.8%		100,268,267

Short-Term Securities
U.S. Government Obligations
Fannie Mae, 3.04%, 10/20/08	66,018	65,407,334
Total Short-Term Securities (Cost—$ 65,407,334)—38.3%		65,407,334
Total Investments (Cost—$165,543,072*)—97.1%		165,675,601
Other Assets Less Liabilities—2.9%		4,990,546
Net Assets—100.0%		$170,666,147

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	BlackRock New York Insured Municipal 2008 Term Trust (BLN)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,415,216
Gross unrealized appreciation	$261,979
Gross unrealized depreciation	(1,594)
Net unrealized appreciation	$260,385
(a)	FSA Insured.
(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)	FGIC Insured.
(d)	MBIA Insured.
(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(f)	XL Capital Insured.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	FHA Insured.
(i)	AMBAC Insured.
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$165,675,601
Level 3	—
Total	$165,675,601

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	39

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York—127.8%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/25	$450	$353,803
East Rochester, New York, Housing Authority, Revenue Refunding Bonds (Genesee Valley Presbyterian Nursing Center Project), 5.20%, 12/20/24 (a)(b)	1,320	1,359,402
Jefferson County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds (International Paper Company), AMT, Series A, 5.20%, 12/01/20	2,450	2,227,564
Long Island Power Authority, New York, Electric System Revenue Bonds, CABS, 0%, 6/01/18 (c)	1,900	1,229,775
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125%, 11/15/21 (d)	5,000	5,054,100
New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK International Airport), AMT, 7.50%, 8/01/16	1,000	915,000
New York City, New York, City Transitional Finance Authority:
(Building Aid Revenue Refunding Bonds), Series S-1, 5%, 1/15/23	1,400	1,437,352
(Future Tax Secured Revenue Bonds), Series C, 5%, 5/01/09 (e)	1,895	1,965,570
(Future Tax Secured, Revenue Refunding Bonds), Series B, 5%, 5/01/18	3,000	3,104,880
New York City, New York, GO, Refunding Series G:
5.75%, 8/01/12 (e)	1,890	2,074,464
5.75%, 8/01/18	3,110	3,322,848
New York City, New York, GO, Series B:
5.375%, 12/01/11 (e)	3,475	3,738,405
5.375%, 12/01/20	525	549,969
New York City, New York, IDA, Civic Facility Revenue Bonds (YMCA of Greater New York Project), 5.25%, 8/01/21	4,000	4,056,120
New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19	525	517,477
New York State Dormitory Authority, City University System Revenue Bonds, Consolidated 4th Generation, Series A, 5.125%, 7/01/11 (e)	1,800	1,911,708
New York State Dormitory Authority Revenue Bonds: (Mental Health Services Facilities), Series B, 5.50%, 8/15/11 (e)(f)	1,030	1,106,900
(Willow Towers Inc. Project), 5.25%, 2/01/22 (b)	1,000	1,038,280
New York State Dormitory Authority, Revenue Refunding Bonds (Brooklyn Law School), Series A, 5.50%, 7/01/18 (g)	1,000	1,021,000
New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities):
Series A, 5%, 2/15/18	295	298,770
Series B, 5.50%, 8/15/11 (e)(f)	1,560	1,676,470
Series B, 5.50%, 8/15/20 (f)	30	32,202
New York State Dormitory Authority, State Supported Debt, Revenue Refunding Bonds (Upstate Community Colleges), Series A:
5%, 7/01/09 (e)	1,170	1,218,298
5%, 7/01/19	2,060	2,094,649

Municipal Bonds	Par (000)	Value
New York—(concluded)
Niagara County, New York, IDA, Civic Facility Revenue Refunding Bonds (Niagara University Project), Series A, 5.35%, 11/01/23 (g)	$4,180	$4,194,087
Oneida, New York, Health Care Corporation, Revenue Refunding Bonds (Residential Health Care Project), 5.30%, 2/01/21 (g)	4,130	4,141,440
Orange County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Lukes Hospital - Newburgh, New York Project), Series A, 5.375%, 12/01/21 (g)	3,875	3,896,739
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 126th Series, 5%, 11/15/18 (d)	3,885	3,910,913
Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	2,475	2,506,185
Rockland Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds, 5.625%, 8/15/35	4,000	3,883,320
TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (e)	3,000	3,269,760
Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College Foundation), Series A, 5.125%, 12/01/22 (h)	3,710	3,816,700
		71,924,150
Multi-State—7.3%
Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (i)(j)	4,000	4,136,680
Puerto Rico—11.7%
Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	2,000	1,899,120
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.50%, 7/01/21	2,000	2,077,160
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (e)	2,500	2,613,875
		6,590,155
Total Municipal Bonds (Cost—$80,223,811)—146.8%		82,650,985

Short-Term Securities	Shares
CMA New York Municipal Money Fund, 1.06% (k)(l)	5,465,412	5,465,412
Total Short-Term Securities (Cost—$5,465,412)—9.7%		5,465,412
Total Investments (Cost—$ 85,689,223*)—156.5%		88,116,397
Liabilities in Excess of Other Assets—(0.7)%		(396,144)
Preferred Shares, at Redemption Value—(55.8)%		(31,413,255)
Net Assets Applicable to Common Shares—100.0%		$56,306,998

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$85,678,698
Gross unrealized appreciation	$2,901,438
Gross unrealized depreciation	(463,739)
Net unrealized appreciation	$2,437,699
(a)	FHA Insured.
(b)	GNMA Collateralized.
(c)	FSA Insured.
(d)	FGIC Insured.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	MBIA Insured.
(g)	Radian Insured.
(h)	AMBAC Insured.
(i)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(j)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA New York Municipal Money Fund	5,155,884	$56,886
(l)	Represents the current yield as of report date.
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	$5,465,412
Level 2	82,650,985
Level 3	—
Total	$88,116,397

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	41

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania—103.8%
Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding Bonds (West Penn Allegheny Health System), Series A, 5.375%, 11/15/40	$470	$387,491
Allegheny County, Pennsylvania, Port Authority, Special Transportation Revenue Bonds, 6.125%, 3/01/09 (a)(b)	1,000	1,038,710
Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village Project), Series A, 6%, 10/01/12 (b)	1,400	1,550,346
Catasauqua, Pennsylvania, Area School District, GO, Refunding, 5%, 2/15/31 (c)	1,000	1,013,870
Chester County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua Pennsylvania, Inc. Project), AMT, Series A, 5%, 2/01/40 (d)	2,000	1,769,360
Delaware County, Pennsylvania, Health Facilities Authority Revenue Bonds (Mercy Health Corporation Project), 6%, 12/15/26 (e)	1,500	1,596,840
Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Philadelphia Suburban Water), 6%, 6/01/29 (d)	1,250	1,255,987
Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Masonic Homes Project), 5%, 11/01/36	1,000	909,910
Lancaster, Pennsylvania, Higher Education Authority, College Revenue Bonds (Franklin & Marshall College Project), 5%, 4/15/37	500	490,240
McKeesport, Pennsylvania, Area School District, GO, Refunding, Series A, 5%, 10/01/24 (c)	1,000	1,030,580
Mifflin County, Pennsylvania, School District, GO, 7.50%, 9/01/22 (f)	200	237,614
Monroe County, Pennsylvania, Hospital Authority Revenue Refunding Bonds (Pocono Medical Center), 5.125%, 1/01/37	345	305,729
Montgomery County, Pennsylvania, IDA, Retirement Community Revenue Bonds (ACTS Retirement - Life Communities Inc.), 5.25%, 11/15/28	1,250	1,198,613
Montgomery County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua Pennsylvania, Inc. Project), Series A, 5.25%, 7/01/42	300	279,990
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak Project), AMT, Series A:
6.25%, 11/01/31	1,000	1,000,230
6.375%, 11/01/41	1,000	1,010,020
Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Refunding Bonds (Colver Project), Series G, 5.125%, 12/01/15	1,000	942,450
Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 95A, 4.90%, 10/01/37	1,000	910,440
Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT:
Series 96A, 4.70%, 10/01/37	495	421,166
Series 97A, 4.65%, 10/01/31	1,300	1,143,181
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Lafayette College Project), 6%, 5/01/30	1,250	1,296,000
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, Series C, 5%, 12/01/32 (a)	1,000	1,008,040
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Refunding Bonds, Series A, 5%, 12/01/23 (g)	1,070	1,099,553
Pennsylvania State University, Revenue Refunding Bonds, Series A, 5%, 8/15/28	575	588,650
Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT, Series A, 5%, 6/15/37 (c)	1,150	1,081,392

Municipal Bonds	Par (000)	Value
Pennsylvania—(concluded)
Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital Revenue Refunding Bonds (Temple University Health System), Series A, 5.50%, 7/01/30	$465	$432,515
Philadelphia, Pennsylvania, School District, GO, Refunding, Series A, 5%, 8/01/15 (g)	1,000	1,058,040
Philadelphia, Pennsylvania, School District, GO, Series C, 5.75%, 3/01/10 (a)(b)	1,550	1,629,050
Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series A, 5%, 7/01/27 (c)	520	529,214
Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, AMT, Series A, 6.50%, 1/01/38	185	181,082
Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (g)	120	119,273
Wilkes-Barre, Pennsylvania, Financing Authority, Revenue Refunding Bonds (Wilkes University Project), 5%, 3/01/37	700	616,826
		28,132,402
Puerto Rico—22.7%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	200	209,024
Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%, 7/01/27 (a)(m)	1,385	1,447,491
Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%, 7/01/37	1,000	967,480
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.50%, 7/01/38	500	509,240
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	1,250	1,135,125
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series N, 5%, 7/01/37	300	288,030
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (b)	1,495	1,587,795
		6,144,185
Multi-State—15.1%
MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (h)(i)	4,000	4,109,000
Total Municipal Bonds (Cost—$39,136,734)—141.6%		38,385,587

Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Scranton, Pennsylvania, School District, GO, Series A, 5%, 7/1/38 (c)	1,000	1,011,655
Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost—$1,004,724)—3.7%		1,011,655

Short-Term Securities	Shares
CMA Pennsylvania Municipal Money Fund, 1.02% (k)(l)	6,165,049	6,165,049
Total Short-Term Securities (Cost—$6,165,049)—22.8%		6,165,049
Total Investments (Cost—$46,306,507*)—168.1%		45,562,291
Liabilities in Excess of Other Assets—(3.5)%		(961,070)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(2.5)%		(670,325)
Preferred Shares, at Redemption Value—(62.1)%		(16,830,997)
Net Assets Applicable to Common Shares—100.0%		$27,099,899

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$45,480,690
Gross unrealized appreciation	$918,661
Gross unrealized depreciation	(1,506,147)
Net unrealized depreciation	$(587,486)
(a)	MBIA Insured.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	FSA Insured.
(d)	FGIC Insured.
(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(f)	XL Capital Insured.
(g)	AMBAC Insured.
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA Pennsylvania Municipal Money Fund	4,828,065	$28,789
(l)	Represents the current yield as of report date.
(m)	When-issued security.
•	Swaps outstanding as of June 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation
Pay a fixed rate of 3.378% and receive a floating rate based on 1-week Securities Industry and Financial Markets Association Municipal Swap Index rate
Broker, JPMorgan Chase
Expires August 2018	$1,600	$13,427
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	$6,165,049	—
Level 2	39,397,242	$13,427
Level 3	—	—
Total	$45,562,291	$13,427
*	Other financial instruments are swaps.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	43

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)	BlackRock Insured Municipal 2008 Term Trust (BRM)	BlackRock Insured Municipal Term Trust (BMT)	BlackRock Municipal 2018 Term Trust (BPK)	BlackRock Municipal 2020 Term Trust (BKK)	BlackRock Strategic Municipal Trust (BSD)
Assets:
Investments at value – unaffiliated[1]	$411,285,271	$311,763,993	$358,814,086	$459,699,407	$156,981,047
Investments at value – affiliated[2]	—	—	6,110,145	—	1,100,933
Cash	105,502	2,783,949	87,941	—	18,227
Unrealized appreciation on forward interest rate swaps	—	—	—	—	51,803
Investments sold receivable	—	361,645	312,320	312,320	1,198
Interest receivable	1,783,793	2,954,811	4,475,545	5,562,956	2,034,579
Dividends receivable from affiliates	1,076	854	331	370	90
Prepaid expenses	49,688	39,745	45,714	57,969	20,240
Other assets	80,324	68,793	39,142	43,213	10,461
Total assets	413,305,654	317,973,790	369,885,224	465,676,235	160,218,578

Liabilities:
Bank overdraft	—	—	—	90,625	—
Unrealized depreciation on forward interest rate swaps	—	—	—	—	113,764
Investments purchased payable	—	—	5,079,264	5,078,950	1,121,946
Interest expense and fees payable	—	—	6,824	6,824	28,113
Income dividends payable	693,781	792,229	1,201,056	1,259,730	455,502
Investment advisory fees payable	118,188	95,609	118,925	189,142	69,184
Officer’s and Trustees’ fees payable	83,345	71,421	40,484	44,772	11,070
Administration fee payable	33,768	27,071	—	—	—
Other affiliates payable	—	—	3,102	3,759	1,288
Other accrued expenses payable	320,132	142,622	101,132	88,653	76,378
Total accrued liabilities	1,249,214	1,128,952	6,550,787	6,762,455	1,877,245

Other Liabilities:
Trust certificates[3]	—	—	3,750,000	3,750,000	14,249,279
Total Liabilities	1,249,214	1,128,952	10,300,787	10,512,455	16,126,524

Preferred Shares at Redemption Value:
$0.001 par value per share at $25,000 per share liquidation preference[4]	—	50,025,604	133,892,680	173,903,947	47,767,020
Net Assets Applicable to Common Shares	$412,056,440	$266,819,234	$225,691,757	$281,259,833	$96,325,034

Net Assets Applicable to Common Shareholders Consist of:
Par Value[5]	$272,071	$258,856	$15,908	$20,237	$7,288
Paid-in capital in excess of par	377,589,494	239,251,319	225,641,716	287,166,281	103,369,503
Undistributed net investment income	30,367,775	16,902,197	15,394,069	2,080,249	353,609
Accumulated net realized gain (loss)	2,442,089	21,614	(14,332,455)	(1,421,867)	(3,915,865)
Net unrealized appreciation/depreciation	1,385,011	10,385,248	(1,027,481)	(6,585,067)	(3,489,501)
Net assets applicable to Common Shareholders	$412,056,440	$266,819,234	$225,691,757	$281,259,833	$96,325,034
Net asset value per common share[6]	$15.15	$10.31	$14.19	$13.90	$13.22
[1] Investments at cost – unaffiliated	$409,900,260	$301,378,745	$359,841,567	$466,284,474	$160,408,587
[2] Investments at cost – affiliated	$—	$—	$6,110,145	$—	$1,100,933
[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding	—	$2,000	$5,354	$6,954	$1,910
[5] Par value per share	$0.010	$0.010	$0.001	$0.001	$0.001
[6] Common Shares outstanding	27,207,093	25,885,639	15,908,028	20,236,628	7,288,024

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JUNE 30, 2008

June 30, 2008 (Unaudited)	BlackRock California Insured Municipal 2008 Term Trust (BFC)	BlackRock California Municipal 2018 Term Trust (BJZ)	BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock New York Insured Municipal 2008 Term Trust (BLN)	BlackRock New York Municipal 2018 Term Trust (BLH)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Assets:
Investments at value – unaffiliated[1]	$157,123,786	$145,268,705	$129,547,174	$126,650,306	$165,675,601	$82,650,985	$39,397,242
Investments at value – affiliated[2]	—	726,393	—	2,542	—	5,465,412	6,165,049
Cash	11,144	58,597	11,245	118,002	4,206,782	271,513	68,254
Unrealized appreciation on forward interest rate swaps	—	—	—	—	—	—	13,427
Investments sold receivable	—	—	—	210,000	—	—	—
Interest receivable	1,280,820	1,893,714	1,177,604	1,328,749	1,319,723	1,073,723	538,997
Dividends receivable from affiliates	143	72	216	19	245	45	43
Prepaid expenses	19,078	18,164	15,541	15,818	20,662	10,743	5,593
Other assets	16,711	8,306	17,894	5,950	28,595	5,189	4,947
Total assets	158,451,682	147,973,951	130,769,674	128,331,386	171,251,608	89,477,610	46,193,552

Liabilities:
Bank overdraft	—	—	—	—	—	—	—
Unrealized depreciation on forward interest rate swaps	—	—	—	—	—	—	—
Investments purchased payable	—	—	—	—	—	1,440,268	1,435,566
Interest expense and fees payable	—	—	—	9,756	—	—	1,238
Income dividends payable	286,195	394,023	43,535	283,669	309,570	249,771	91,056
Investment advisory fees payable	45,327	48,289	37,419	52,740	48,961	26,381	18,486
Officer’s and Trustees’ fees payable	17,374	8,864	15,349	6,385	29,502	5,545	5,281
Administration fee payable	12,951	—	10,691	—	13,989	—	—
Other affiliates payable	—	1,238	—	1,071	—	738	—
Other accrued expenses payable	150,313	62,637	163,110	91,012	183,439	34,654	41,942
Total accrued liabilities	512,160	515,051	270,104	444,633	585,461	1,757,357	1,593,569

Other Liabilities:
Trust certificates[3]	—	—	—	6,010,000	—	—	669,087
Total Liabilities	512,160	515,051	270,104	6,454,633	585,461	1,757,357	2,262,656

Preferred Shares at Redemption Value:
$0.001 par value per share at $25,000 per share liquidation preference[4]	—	55,552,931	—	42,903,071	—	31,413,255	16,830,997
Net Assets Applicable to Common Shares	$157,939,522	$91,905,969	$130,499,570	$78,973,682	$170,666,147	$56,306,998	$27,099,899

Net Assets Applicable to Common Shareholders Consist of:
Par Value[5]	$104,071	$6,433	$87,071	$5,562	$112,571	$3,633	$2,023
Paid-in capital in excess of par	144,174,166	91,213,865	120,583,337	78,885,738	155,947,555	51,482,732	28,489,375
Undistributed net investment income	12,254,594	4,714,125	8,867,654	654,201	12,146,953	3,839,250	87,018
Accumulated net realized gain (loss)	18,645	(3,572,117)	452,066	36,769	2,326,539	(1,445,791)	(747,728)
Net unrealized appreciation/depreciation	1,388,046	(456,337)	509,442	(608,588)	132,529	2,427,174	(730,789)
Net assets applicable to Common Shareholders	$157,939,522	$91,905,969	$130,499,570	$78,973,682	$170,666,147	$56,306,998	$27,099,899
Net asset value per common share[6]	$15.18	$14.29	$14.99	$14.20	$15.16	$15.50	$13.39
[1] Investments at cost – unaffiliated	$155,735,740	$145,725,042	$129,037,732	$127,258,894	$165,543,072	$80,223,811	$40,141,458
[2] Investments at cost – affiliated	$—	$726,393	$—	$2,542	$—	$5,465,412	$6,165,049
[3] Represents short-term floating rate certificates issued by tender option bond trusts
[4] Preferred Shares outstanding	—	$2,221	—	$1,716	—	$1,256	$673
[5] Par value per share	$0.010	$0.001	$0.010	$0.001	$0.010	$0.001	$0.001
[6] Common Shares outstanding	10,407,093	6,433,028	8,707,093	5,562,128	11,257,093	3,633,028	2,023,459

SEMI-ANNUAL REPORT	JUNE 30, 2008	45

Statements of Operations

Six Months Ended June 30, 2008 (Unaudited)	BlackRock Insured Municipal 2008 Term Trust (BRM)	BlackRock Insured Municipal Term Trust (BMT)	BlackRock Municipal 2018 Term Trust (BPK)	BlackRock Municipal 2020 Term Trust (BKK)	BlackRock Strategic Municipal Trust (BSD)
Investment Income:
Interest	$7,716,733	$6,896,730	$9,843,454	$12,576,268	$4,344,477
Dividends from affiliates	—	—	44,806	—	47,426
Income from affiliates	2,659	2,278	1,283	1,416	345
Total income	7,719,392	6,899,008	9,889,543	12,577,684	4,392,248

Expenses:
Investment advisory	719,177	583,915	741,001	1,167,107	481,307
Commissions on Preferred Shares	—	72,339	172,929	211,676	68,657
Accounting services	40,463	44,730	18,834	26,472	26,015
Professional	20,436	53,398	55,351	52,751	32,364
Transfer agent	8,291	9,361	7,271	12,436	9,745
Printing	—	5,686	3,304	21,468	7,171
Officer and Trustees/Directors	—	—	5,070	10,835	2,721
Custodian	15,590	10,021	10,820	13,165	7,188
Registration	5,624	4,462	4,425	4,241	4,436
Administrative	205,479	166,587	—	—	—
Miscellaneous	61,146	—	8,651	15,686	5,968
Total expenses excluding interest expense and fees	1,076,206	950,499	1,027,656	1,535,837	645,572
Interest expense and fees[1]	—	—	7,622	7,944	34,048
Total expenses	1,076,206	950,499	1,035,278	1,543,781	679,620
Less investment advisory fees waived	—	—	—	—	(40,108)
Less fees waived by advisor	—	—	(3,930)	—	(4,903)
Less fees paid indirectly	—	(57)	(34)	—	(44)
Total expenses after fees waived and paid indirectly	1,076,206	950,442	1,031,314	1,543,781	634,565
Net investment income	6,643,186	5,948,566	8,858,229	11,033,903	3,757,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	4,240,964	24,426	334,992	1,092,123	(1,150,282)
Futures and swaps	—	—	—	—	(804,819)
	4,240,964	24,426	334,992	1,092,123	(1,955,101)
Net change in unrealized appreciation/depreciation on:
Investments	(4,905,733)	(1,332,231)	(13,598,905)	(19,702,550)	(5,768,393)
Futures and swaps	—	—	—	—	510,136
	(4,905,733)	(1,332,231)	(13,598,905)	(19,702,550)	(5,258,257)
Total net realized and unrealized gain (loss)	(664,769)	(1,307,805)	(13,263,913)	(18,610,427)	(7,213,358)

Dividends and Distributions to Preferred Shareholders From
Net investment income	—	(1,038,351)	(2,126,657)	(2,920,162)	(1,014,204)
Net realized gains	—	(6,089)	(178,128)	(57,283)	(19,754)
Total dividends and distributions	—	(1,044,440)	(2,304,785)	(2,977,445)	(1,033,958)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$5,978,417	$3,596,321	$(6,710,469)	$(10,553,969)	$(4,489,633)
1	Related to tender option bond trusts

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JUNE 30, 2008

Statements of Operations

Six Months Ended June 30, 2008 (Unaudited)	BlackRock California Insured Municipal 2008 Term Trust (BFC)	BlackRock California Municipal 2018 Term Trust (BJZ)	BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock New York Insured Municipal 2008 Term Trust (BLN)	BlackRock New York Municipal 2018 Term Trust (BLH)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Investment Income:
Interest	$3,304,824	$3,766,336	$2,311,049	$3,238,563	$2,821,383	$2,149,039	$1,056,299
Dividends from affiliates	—	27,952	—	2,078	—	56,886	28,789
Income from affiliates	549	274	486	197	938	171	163
Total income	3,305,373	3,794,562	2,311,535	3,240,838	2,822,321	2,206,096	1,085,251

Expenses:
Investment advisory	276,133	297,562	226,818	322,439	297,934	176,956	135,091
Commissions on Preferred Shares	—	75,379	—	53,992	—	41,609	22,096
Accounting services	12,574	11,454	11,728	9,066	15,400	8,703	8,610
Professional	41,075	32,672	12,835	64,154	13,203	26,089	22,878
Transfer agent	4,321	6,656	3,265	7,120	5,612	6,056	8,686
Printing	—	1,439	—	2,023	—	4,293	4,182
Officer and Trustees/Directors	6,812	5,306	1,157	3,197	7,969	2,632	367
Custodian	6,403	6,031	6,641	4,693	6,277	4,148	1,919
Registration	3,947	4,689	4,342	7,328	4,604	4,577	83
Administrative	78,895	—	64,805	—	85,124	—	—
Miscellaneous	58,738	4,128	63,240	—	64,360	12,208	6,867
Total expenses excluding interest expense and fees	488,898	445,316	394,831	474,012	500,483	287,271	210,779
Interest expense and fees[1]	—	—	—	12,179	—	—	1,503
Total expenses	488,898	445,316	394,831	486,191	500,483	287,271	212,282
Less investment advisory fees waived	—	—	—	—	—	—	11,258
Less fees waived by advisor	—	(5,196)	—	(618)	—	(13,412)	(8,550)
Less fees paid indirectly	(1,293)	—	—	(5)	(267)	(1)	(4)
Total expenses after fees waived and paid indirectly	487,605	440,120	394,831	485,568	500,216	273,858	192,470
Net investment income	2,817,768	3,354,442	1,916,704	2,755,270	2,322,105	1,932,238	892,781

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	589,645	(18,031)	508,458	43,163	2,541,257	153,794	(365,543)
Futures and swaps	—	—	—	—	—	—	(104,110)
	589,645	(18,031)	508,458	43,163	2,541,257	153,794	(469,653)
Net change in unrealized appreciation/depreciation on:	(1,440,921)	(3,490,612)	(551,228)	(3,205,626)	(2,521,538)	(1,811,486)	(990,993)
Investments	—	—	—	—	—	—	61,629
Futures and swaps	(1,440,921)	(3,490,612)	(551,228)	(3,205,626)	(2,521,538)	(1,811,486)	(929,364)
Total net realized and unrealized gain (loss)	(851,276)	(3,508,643)	(42,770)	(3,162,463)	19,719	(1,657,692)	(1,399,017)

Dividends and Distributions to Preferred Shareholders From
Net investment income	—	(862,141)	—	(813,442)	—	(468,656)	(280,363)
Net realized gains	—	(50,408)	—	—	—	(42,880)	—
Total dividends and distributions	—	(912,549)	—	(813,442)	—	(511,536)	(280,363)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,966,492	$(1,066,750)	$1,873,934	$(1,220,635)	$2,341,824	$(236,990)	$(786,599)

SEMI-ANNUAL REPORT	JUNE 30, 2008	47

Statements of Changes in Net Assets

	BlackRock Insured Municipal 2008 Term Trust (BRM)		BlackRock Insured Municipal Term Trust (BMT)
	Six Months Ended		Six Months Ended
	June 30, 2008	Year Ended	June 30, 2008	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007
Operations
Net investment income	$6,643,186	$17,986,867	$5,948,566	$13,606,247
Net realized gain (loss)	4,240,964	(268,830)	24,426	308,636
Net change in unrealized appreciation/depreciation	(4,905,733)	(2,670,995)	(1,332,231)	870,349
Dividends and distributions to Preferred Shareholders from:
Net investment income	—	(697,109)	(1,038,351)	(3,201,906)
Net realized gain	—	—	(6,089)	(58,959)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	5,978,417	14,349,933	3,596,321	11,524,367

Dividends and Distributions to Common Shareholders From
Net investment income	(7,155,465)	(20,747,886)	(4,724,181)	(9,448,365)
Net realized gain	—	—	—	(237,423)
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(7,155,465)	(20,747,886)	(4,724,181)	(9,685,788)

Capital Share Transactions
Net increase in net assets from reinvestment of common dividends	—	—	—	—

Net Assets Applicable to Common Shares
Total increase (decrease) in net assets applicable to Common Shares	(1,177,048)	(6,397,953)	(1,127,860)	1,838,579
Beginning of period	413,233,488	419,631,441	267,947,094	266,108,515
End of period	$412,056,440	$413,233,488	$266,819,234	$267,947,094
End of period undistributed net investment income	$30,367,775	$30,880,054	$16,902,197	$16,716,163

	BlackRock California Municipal 2018 Term Trust (BJZ)		BlackRock Florida Insured Municipal 2008 Term Trust (BRF)
	Six Months Ended		Six Months Ended
	June 30, 2008	Year Ended	June 30, 2008	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007
Operations
Net investment income	$3,354,442	$6,790,598	$1,916,704	$4,693,172
Net realized gain (loss)	(18,031)	67,378)	508,458	159,045
Net change in unrealized appreciation/depreciation	(3,490,612)	(2,946,357)	(551,228)	(338,217)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(862,141)	(1,884,712)	—	—
Net realized gain	(50,408)	—	—	—
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(1,066,750)	2,026,907	1,873,934	4,514,000

Dividends and Distributions to Common Shareholders From
Net investment income	(2,364,138)	(4,854,845)	(914,245)	(4,084,261)
Net realized gain	—	—	—	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(2,364,138)	(4,854,845)	(914,245)	(4,084,261)

Capital Share Transactions
Net increase in net assets from reinvestment of common dividends	—	—	—	—

Net Assets Applicable to Common Shares
Total increase (decrease) in net assets applicable to Common Shares	(3,430,888)	(2,827,938)	959,689	429,739
Beginning of period	95,336,857	98,164,795	129,539,881	129,110,142
End of period	$91,905,969	$95,336,857	$130,499,570	$129,539,881
End of period undistributed net investment income	$4,714,125	$4,585,962	$8,867,654	$7,865,195

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	JUNE 30, 2008

	BlackRock Municipal 2018 Term Trust (BPK)		BlackRock Municipal 2020 Term Trust (BKK)		BlackRock Strategic Municipal Trust (BSD)		BlackRock California Insured Municipal 2008 Term Trust (BFC)
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations
Net investment income	$8,858,229	$18,678,968	$11,033,903	$22,564,782	$3,757,683	$7,787,890	$2,817,768	$6,809,676
Net realized gain (loss)	334,992	617,774	1,092,123	268,071	(1,955,101)	1,711,382	589,645	130,582
Net change in unrealized appreciation/depreciation	(13,598,905)	(13,806,059)	(19,702,550)	(19,802,469)	(5,258,257)	(9,831,016)	(1,440,921)	(1,293,687)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(2,126,657)	(5,136,395)	(2,920,162)	(6,645,261)	(1,014,204)	(2,313,246)	—	—
Net realized gain	(178,128)	—	(57,283)	—	(19,754)	—	—	—
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(6,710,469)	354,288	(10,553,969)	(3,614,877)	(4,489,633)	(2,644,990)	1,966,492	5,646,571

Dividends and Distributions to Common Shareholders From
Net investment income	(7,206,337)	(14,862,712)	(7,558,381)	(16,144,296)	(3,187,221)	(7,402,121)	(3,018,057)	(7,022,201)
Net realized gain	—	—	—	—	—	—	—	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(7,206,337)	(14,862,712)	(7,558,381)	(16,144,296)	(3,187,221)	(7,402,121)	(3,018,057)	(7,022,201)

Capital Share Transactions
Net increase in net assets from reinvestment of common dividends	—	—	—	—	120,289	231,559	—	—

Net Assets Applicable to Common Shares
Total increase (decrease) in net assets applicable to Common Shares	(13,916,806)	(14,508,424)	(18,112,350)	(19,759,173)	(7,556,565)	(9,815,552)	(1,051,565)	(1,375,630)
Beginning of period	239,608,563	254,116,987	299,372,183	319,131,356	103,881,599	113,697,151	158,991,087	160,366,717
End of period	$225,691,757	$239,608,563	$281,259,833	$299,372,183	$96,325,034	$103,881,599	$157,939,522	$158,991,087
End of period undistributed net investment income	$15,394,069	$15,868,834	$2,080,249	$1,524,889	$353,609	$797,351	$12,254,594	$12,454,883

	BlackRock Florida Municipal 2020 Term Trust (BFO)		BlackRock New York Insured Municipal 2008 Term Trust (BLN)		BlackRock New York Municipal 2018 Term Trust (BLH)		BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Increase (Decrease) in	Six Months Ended June 30, 2008	Year Ended	Six Months Ended June 30, 2008	Year Ended	Six Months Ended June 30, 2008	Year Ended	Six Months Ended June 30, 2008	Year Ended
Net Assets	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007
Operations
Net investment income	$2,755,270	$5,510,035	$2,322,105	$7,693,475	$1,932,238	$4,283,194	$892,781	$2,006,835
Net realized gain (loss)	43,163	1,545,672	2,541,257	(36)	(153,794)	(31,335)	(469,653)	485,697
Net change in unrealized appreciation/depreciation	(3,205,626)	(4,021,372)	(2,521,538)	(1,751,951)	(1,811,486)	(1,603,702)	(929,364)	(1,991,463)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(813,442)	(1,722,437)	—	—	(468,656)	(1,006,652)	(280,363)	(618,041)
Net realized gain	—	(104,875	—	—	(42,880)	—	—	—
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(1,220,635)	1,207,023	2,341,824	5,941,488	(236,990)	1,641,505	(786,599)	(116,972)

Dividends and Distributions to Common Shareholders From
Net investment income	(1,702,011)	(3,404,022)	(2,842,416)	(8,327,972)	(1,498,624)	(2,911,923)	(697,830)	(1,669,162)
Net realized gain	—	(206,833)	—	—	—	—	—	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(1,702,011)	(3,610,855)	(2,842,416)	(8,327,972)	(1,498,624)	(2,911,923)	(697,830)	(1,669,162)

Capital Share Transactions
Net increase in net assets from reinvestment of common dividends	—	—	—	—	—	—	24,027	40,768

Net Assets Applicable to Common Shares
Total increase (decrease) in net assets applicable to Common Shares	(2,922,646)	(2,403,832)	(500,592)	(2,386,484)	(1,735,614)	(1,270,418)	(1,460,402)	(1,745,366)
Beginning of period	81,896,328	84,300,160	171,166,739	173,553,223	58,042,612	59,313,030	28,560,301	30,305,667
End of period	$78,973,682	$81,896,328	$170,666,147	$171,166,739	$56,306,998	$58,042,612	$27,099,899	$28,560,301
End of period undistributed net investment income	$654,201	$414,384	$12,146,953	$12,667,264	$3,839,250	$3,874,292	$87,018	$172,430

SEMI-ANNUAL REPORT	JUNE 30, 2008	49

Financial Highlights	BlackRock Insured Municipal 2008 Term Trust (BRM)

	Six Months Ended
	June 30, 2008	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$15.19	$15.42	$15.89	$16.75	$17.38	$17.62
Net investment income	0.24 [1]	0.66	0.88	0.91	0.97	1.07
Net realized and unrealized loss	(0.02)	(0.10)	(0.30)	(0.75)	(0.55)	(0.07)
Dividends and distributions to Preferred Shareholders from:
Net investment income	—	(0.03)	(0.24)	(0.22)	(0.10)	(0.08)
Net realized gain	—	—	— [2]	—	(0.01)	(0.01)
Net increase (decrease) from investment operations	0.22	0.53	0.34	(0.06)	0.31	0.91
Dividends and distributions to Common Shareholders from:
Net investment income	(0.26)	(0.76)	(0.80)	(0.80)	(0.88)	(1.02)
Net realized gain	—	—	(0.01)	—	(0.06)	(0.13)
Total dividends and distributions	(0.26)	(0.76)	(0.81)	(0.80)	(0.94)	(1.15)
Net asset value, end of period	$15.15	$15.19	$15.42	$15.89	$16.75	$17.38
Market price, end of period	$14.99	$15.03	$15.53	$15.30	$16.31	$17.27

Total Investment Return[3]
Based on net asset value	1.49%[4]	3.56%	2.21%	(0.30)%	1.95%	5.39%
Based on market price	1.49%[4]	1.74%	6.91%	(1.41)%	(0.09)%	11.29%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after fees waived and before fee paid indirectly	0.52%[5]	0.60%	0.91%	1.03%	0.99%	0.98%
Total expenses before fees waived and paid indirectly	0.52%[5]	0.60%	0.92%	1.03%	1.00%	0.98%
Total expenses	0.52%[5]	0.60%	0.92%	1.03%	1.00%	0.98%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	3.22%[5]	4.33%	5.66%	5.58%	5.66%	6.03%
Dividends to Preferred Shareholders	— [5]	0.17%	1.53%	1.33%	0.57%	0.47%
Net investment income to Common Shareholders	3.22%[5]	4.16%	4.13%	4.25%	5.09%	5.56%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$412,056	$413,233	$419,631	$432,406	$455,660	$472,785
Preferred Shares outstanding at liquidation preference, end of period (000)	$—	$—	$81,000	$271,000	$271,000	$271,000
Portfolio turnover	10%	—	—	3%	4%	18%
Asset coverage per $1,000	$—	$—	$154,534	$64,902	$67,041	$68,622
1	Based on average shares outstanding.
2	Amount is less than $(0.01) per share.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.
5	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	JUNE 30, 2008

Financial Highlights	BlackRock Insured Municipal Term Trust (BMT)

	Six Months Ended
	June 30, 2008	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.35	$10.28	$10.51	$11.05	$11.40	$11.29
Net investment income	0.23 [1]	0.53	0.61	0.59	0.67	0.73
Net realized and unrealized gain (loss)	(0.05)	0.04	(0.18)	(0.38)	(0.34)	0.10
Dividends and distributiions to Preferred Shareholders from:
Net investment income	(0.04)	(0.12)	(0.21)	(0.15)	(0.07)	(0.06)
Net realized gain[2]	—	—	—	—	—	—
Net increase from investment operations .	0.14	0.45	0.22	0.06	0.26	0.77
Dividends and distributions to Common Shareholders from:
Net investment income	(0.18)	(0.37)	(0.45)	(0.58)	(0.58)	(0.64)
Net realized gain	— [2]	(0.01)	— [2]	(0.02)	(0.03)	(0.02)
Total dividends and distributions	(0.18)	(0.38)	(0.45)	(0.60)	(0.61)	(0.66)
Net asset value, end of period	$10.31	$10.35	$10.28	$10.51	$11.05	$11.40
Market price, end of period	$10.05	$9.85	$9.77	$10.36	$11.30	$11.06

Total Investment Return[3]
Based on net asset value	1.42%[4]	4.57%	2.26%	0.37%	2.39%	7.15%
Based on market price	3.89%[4]	4.71%	(1.40)%	(3.26)%	7.92%	7.28%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after fees waived and before fee paid indirectly	0.70%[5]	0.83%	1.05%	1.04%	1.02%	1.02%
Total expenses before fees waived and paid indirectly	0.70%[5]	0.83%	1.06%	1.05%	1.02%	1.02%
Total expenses	0.70%[5]	0.83%	1.06%	1.05%	1.02%	1.02%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	4.40%[5]	5.13%	5.91%	5.48%	6.04%	6.36%
Dividends paid to Preferred Shareholders	0.77%[5]	1.21%	2.04%	1.35%	0.66%	0.50%
Net investment income to Common Shareholders	3.63%[5]	3.92%	3.87%	4.13%	5.38%	5.86%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$266,819	$267,947	$266,109	$272,015	$286,129	$295,028
Preferred Shares outstanding at liquidation preference, end of period (000)	$50,000	$65,000	$170,400	$170,400	$170,400	$170,400
Portfolio turnover	—	—	1%	—	1%	11%
Asset coverage per $1,000	$158,422	$128,071	$64,062	$64,924	$66,987	$68,288
1	Based on average shares outstanding.
2	Amount is less than $(0.01) per share.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.
5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	51

Financial Highlights	BlackRock Municipal 2018 Term Trust (BPK)

	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$15.06	$15.97	$15.71	$15.81	$15.53	$14.66
Net investment income	0.56 [1]	1.17	1.15	1.19	1.21	1.21
Net realized and unrealized gain (loss)	(0.84)	(0.83)	0.31	(0.25)	(0.05)	0.52
Dividends and distributiions to Preferred Shareholders from:
Net investment income	(0.13)	(0.32)	(0.29)	(0.20)	(0.10)	(0.08)
Net increase (decrease) from investment operations	(0.41)	0.02	1.17	0.74	1.06	1.65
Dividends and distributions to Common Shareholders from:
Net investment income	(0.45)	(0.93)	(0.91)	(0.84)	(0.78)	(0.78)
Net realized gain	(0.01)	—	—	—	—	—
Total dividends and distributions	(0.46)	(0.93)	(0.91)	(0.84)	(0.78)	(0.78)
Net asset value, end of period	$14.19	$15.06	$15.97	$15.71	$15.81	$15.53
Market price, end of period	$15.10	$15.22	$17.01	$15.71	$15.16	$14.36

Total Investment Return[2]
Based on net asset value	(3.04)%[3]	(0.10)%	7.46%	4.86%	7.30%	11.87%
Based on market price	2.10%[3]	(5.21)%	14.46%	9.35%	11.27%	12.92%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4]	0.87%[5]	0.89%	0.90%	0.91%	0.91%	0.93%
Total expenses after fees waived and paid indirectly	0.88%[5]	0.89%	0.90%	0.91%	0.91%	0.93%
Total expenses after fees waived and before fees paid indirectly	0.88%[5]	0.89%	0.91%	0.91%	0.91%	0.94%
Total expenses	0.88%[5]	0.89%	0.91%	0.91%	0.91%	0.94%
Net investment income after fees waived and paid indirectly and before Auction Preferred Shares dividends	7.56%[5]	7.57%	7.27%	7.53%	7.83%	8.21%
Dividends payed to Preferred Shareholders	1.81%[5]	2.08%	1.83%	1.27%	0.64%	0.57%
Net investment income to Common Shareholders	5.75%[5]	5.49%	5.44%	6.26%	7.19%	7.64%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$225,692	$239,609	$254,117	$249,890	$251,560	$247,032
Preferred Shares outstanding at liquidation preference, end of period (000)	$133,850	$137,600	$137,600	$137,600	$137,600	$137,600
Portfolio turnover	3%	7%	7%	15%	31%	15%
Asset coverage per $1,000	$67,162	$68,548	$71,179	$70,407	$70,736	$69,887
1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.
4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5	Annualized.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	JUNE 30, 2008

Financial Highlights	BlackRock Municipal 2020 Term Trust (BKK)

	Six Months Ended June 30, 2008	Year Ended December 31,				Period September 30, 2003[1] through
	(Unaudited)	2007	2006	2005	2004	December 31, 2003
Per Share Operating Performance
Net asset value, beginning of period	$14.79	$15.77	$15.28	$14.85	$14.51	$14.33 [2]
Net investment income	0.55 [3]	1.12	1.10	1.11	1.10	0.15
Net realized and unrealized gain (loss)	(0.93)	(0.97)	0.48	0.39	0.28	0.25
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.14)	(0.33)	(0.29)	(0.20)	(0.10)	(0.01)
Net realized gain	— [4]	—	—	—	—	—
Net increase (decrease) from investment operations	(0.52)	(0.18)	1.29	1.30	1.28	0.39
Dividends to Common Shareholders from net investment income	(0.37)	(0.80)	(0.80)	(0.87)	(0.94)	(0.16)
Capital charges with respect to issuance of:
Common Shares	—	—	—	—	—	(0.03)
Preferred Shares	—	—	—	—	—	(0.02)
Total capital charges	—	—	—	—	—	(0.05)
Net asset value, end of period	$13.90	$14.79	$15.77	$15.28	$14.85	$14.51
Market price, end of period	$13.78	$13.60	$15.77	$14.00	$15.02	$15.00

Total Investment Return[5]
Based on net asset value	(3.59)%[6]	(1.16)%	8.72%	8.98%	8.98%	2.36%[6]
Based on market price	3.94%[6]	(9.11)%	18.66%	(1.28)%	6.63%	1.05%[6]

Ratios Based on Average Net Assets Applicable to Common Shares
Expenses after fees waived and paid indirectly and excluding interest expense and fees[7]	1.06%[8]	1.05%	1.07%	1.08%	1.09%	0.85%[8]
Expenses after fees waived and paid indirectly	1.06%[8]	1.05%	1.07%	1.08%	1.09%	0.85%[8]
Expenses after fees waived and before fees paid indirectly	1.06%[8]	1.06%	1.07%	1.09%	1.09%	0.87%[8]
Total expenses	1.06%[8]	1.06%	1.07%	1.09%	1.09%	0.87%[8]
Net investment income after fees waived and paid indirectly and before dividends to Preferred Shareholders	7.58%[8]	7.27%	7.09%	7.27%	7.67%	4.25%[8]
Dividends to Preferred Shareholders	2.01%[8]	2.14%	1.89%	1.34%	0.72%	0.30%[8]
Net investment income to Common Shareholders	5.57%[8]	5.13%	5.20%	5.93%	6.95%	3.95%[8]

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$281,260	$299,372	$319,131	$309,146	$300,518	$293,598
Preferred Shares outstanding at liquidation preference, end of period (000)	$173,850	$177,600	$177,600	$177,600	$177,600	$177,600
Portfolio turnover	3%	4%	12%	14%	51%	17%
Asset coverage per $1,000	$65,454	$67,154	$69,937	$68,527	$67,307	$66,332
1	Commencement of operations.
2	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales change from the initial offering price of $15.00 per share.
3	Based on average shares outstanding.
4	Amount is less than ($0.01) per share.
5

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

6	Aggregate total investment return.
7	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
8	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	53

Financial Highlights	BlackRock Strategic Municipal Trust (BSD)

	Six Months Ended
	June 30, 2008	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$14.27	$15.64	$15.68	$15.70	$15.91	$15.01
Net investment income	0.52 [1]	1.07	1.07	1.14	1.26	1.23
Net realized and unrealized gain (loss)	(0.99)	(1.10)	0.28	0.07	(0.41)	0.68
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.14)	(0.32)	(0.29)	(0.20)	(0.10)	(0.08)
Net realized gain	— [2]	—	—	—	—	—
Net increase (decrease) from investment operations	(0.61)	(0.35)	1.06	1.01	0.75	1.83
Dividends to Common Shareholders from net investment income	(0.44)	(1.02)	(1.10)	(1.03)	(0.96)	(0.93)
Net asset value, end of period	$13.22	$14.27	$15.64	$15.68	$15.70	$15.91
Market price, end of period	$13.02	$13.96	$18.69	$17.14	$14.52	$14.69

Total Investment Return[3]
Based on net asset value	(4.39)%[4]	(2.82)%	6.38%	6.67%	5.41%	13.10%
Based on market price	(3.75)%[4]	(20.44)%	16.29%	26.08%	5.59%	13.75%

Ratios Based on Average Net Assets Applicable to Common Shares
Expenses after fees waived and paid indirectly and excluding interest expense and fees[5]	1.21%[6]	1.13%	1.04%	0.97%	0.89%	0.91%
Expenses after fees waived and paid indirectly	1.28%[6]	1.13%	1.04%	0.97%	0.89%	0.91%
Expenses after fees waived and before fees paid indirectly	1.28%[6]	1.14%	1.07%	0.98%	0.90%	0.91%
Total expenses	1.37%[6]	1.30%	1.31%	1.29%	1.28%	1.30%
Net investment income after fees waived and paid indirectly and before dividends to Preferred Shareholders	7.56%[6]	7.12%	6.89%	7.23%	8.04%	8.09%
Dividends to Preferred Shareholders	2.04%[6]	2.12%	1.83%	1.26%	0.62%	0.54%
Net investment income to Common Shareholders	5.52%[6]	5.00%	5.06%	5.97%	7.42%	7.55%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$96,325	$103,882	$113,697	$113,684	$113,686	$115,246
Preferred Shares outstanding at liquidation preference, end of period (000)	$47,750	$62,000	$62,000	$62,000	$62,000	$62,000
Portfolio turnover	14%	21%	71%	96%	23%	8%
Asset coverage per $1,000	$52,932	$66,904	$78,856	$70,847	$70,844	$71,476
1	Based on average shares outstanding.
2	Amount is less than $(0.01) per share.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.
5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6	Annualized.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	JUNE 30, 2008

Financial Highlights	BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Six Months Ended
	June 30, 2008	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$15.28	$15.41	$15.86	$16.76	$17.19	$17.34
Net investment income	0.27 [1]	0.65	0.87	0.90	0.91	0.96
Net realized and unrealized gain (loss)	(0.08)	(0.11)	(0.30)	(0.82)	(0.44)	0.06
Dividends and distributions to Preferred Shareholders from:
Net investment income	—	—	(0.25)	(0.20)	(0.10)	(0.07)
Net realized gain	—	—	—	— [2]	—	(0.01)
Net increase (decrease) from investment operations	0.19	0.54	0.32	(0.12)	0.37	0.94
Dividends and distributions to Common Shareholders from:
Net investment income	(0.29)	(0.67)	(0.77)	(0.77)	(0.77)	(1.00)
Net realized gain	—	—	—	(0.01)	(0.03)	(0.09)
Total dividends and distributions	(0.29)	(0.67)	(0.77)	(0.78)	(0.80)	(1.09)
Net asset value, end of period	$15.18	$15.28	$15.41	$15.86	$16.76	$17.19
Market price, end of period	$14.97	$15.09	$15.34	$15.31	$16.25	$17.09

Total Investment Return[3]
Based on net asset value	1.26%[4]	3.65%	2.15%	(0.59)%	2.33%	5.76%
Based on market price	1.12%[4]	2.83%	5.34%	(1.08)%	(0.20)%	10.90%

Ratios Based on Average Net Assets Applicable to Common Shares
Expenses after fees waived and paid indirectly	0.62%[5]	0.60%	0.99%	1.07%	1.05%	1.04%
Expenses after fees waived and before fees paid indirectly	0.62%[5]	0.61%	1.07%	1.08%	1.05%	1.04%
Total expenses	0.62%[5]	0.61%	1.07%	1.08%	1.05%	1.04%
Net investment income after fees waived and paid indirectly and before dividends to Preferred Shareholders	3.56%[5]	4.28%	5.60%	5.55%	5.37%	5.51%
Dividends to Preferred Shareholders	— [5]	—	1.62%	1.23%	0.58%	0.38%
Net investment income to Common Shareholders	3.56%[5]	4.28%	3.98%	4.32%	4.79%	5.13%

Supplemental Data:
Net assets applicable to Common Shares, end of period (000)	$157,940	$158,991	$160,367	$165,097	$174,408	$178,854
Preferred Shares outstanding at liquidation preference, end of period (000)	$—	$—	$—	$104,550	$104,550	$104,550
Portfolio turnover	—	—	—	—	—	15%
Asset coverage per $1,000	$—	$—	$—	$64,497	$66,714	$67,776
1	Based on average shares outstanding.
2	Amout is less than $(0.01) per share.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.
5	Annualized.

SEMI-ANNUAL REPORT	JUNE 30, 2008	55

Financial Highlights	BlackRock California Municipal 2018 Term Trust (BJZ)

	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$14.82	$15.26	$15.21	$15.17	$14.77	$14.59
Net investment income	0.52 [1]	1.04	1.02	0.97	1.00	1.04
Net realized and unrealized gain (loss)	(0.54)	(0.44)	0.03	(0.01)	0.21	(0.06)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.13)	(0.29)	(0.26)	(0.18)	(0.08)	(0.07)
Net realized gain	(0.01)	—	—	—	—	—
Net increase (decrease) from investment operations	(0.16)	0.31	0.79	0.78	1.13	0.91
Dividends to Common Shareholders from net investment income	(0.37)	(0.75)	(0.74)	(0.74)	(0.73)	(0.73)
Net asset value, end of period	$14.29	$14.82	$15.26	$15.21	$15.17	$14.77
Market price, end of period	$15.04	$15.40	$15.94	$15.19	$13.89	$13.42

Total Investment Return[2]
Based on net asset value	(1.23)%[3]	1.95%	5.19%	5.30%	8.20%	6.83%
Based on market price	0.04%[3]	1.42%	10.03%	14.85%	9.04%	5.67%

Ratios Based on Average Net Assets Applicable to Common Shares
Expenses after fees waived	0.94%[4]	0.94%	0.97%	0.99%	1.01%	1.03%
Expenses after fees waived and before fees paid indirectly	0.94%[4]	0.94%	0.99%	1.01%	1.02%	1.03%
Total expenses	0.95%[4]	0.97%	0.99%	1.01%	1.02%	1.03%
Net investment income after fees waived and paid indirectly and before dividends to Preferred Shareholders	7.15%[4]	7.05%	6.69%	6.39%	6.77%	7.29%
Dividends to Preferred Shareholders	1.84%[4]	1.96%	1.73%	1.17%	0.56%	0.51%
Net investment income to Common Shareholders	5.31%[4]	5.09%	4.96%	5.22%	6.21%	6.78%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$91,906	$95,336	$98,165	$97,824	$97,590	$95,047
Preferred Shares outstanding at liquidation preference, end of period (000)	$55,525	$55,525	$55,525	$55,525	$55,525	$55,528
Portfolio turnover	—	7%	—	9%	9%	9%
Asset coverage per $1,000	$66,393	$67,935	$69,214	$69,056	$68,945	$67,796
1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.
4	Annualized.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	JUNE 30, 2008

Financial Highlights	BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$14.88	$14.83	$15.04	$15.91	$16.43	$16.41
Net investment income	0.22 [1]	0.54	0.72	0.78	0.81	0.88
Net realized and unrealized gain (loss)	—	(0.02)	(0.22)	(0.67)	(0.41)	0.13
Dividends and distributions to Preferred Shareholders from:
Net investment income	—	—	(0.21)	(0.22)	(0.09)	(0.06)
Net realized gain	—	—	— [2]	— [2]	(0.01)	(0.02)
Net increase (decrease) from investment operations	0.22	0.52	0.29	(0.11)	0.30	0.93
Dividends and distributions to Common Shareholders from:
Net investment income	(0.11)	(0.47)	(0.50)	(0.75)	(0.75)	(0.81)
Net realized gain	—	—	— [2]	(0.01)	(0.07)	(0.10)
Total dividends and distributions	(0.11)	(0.47)	(0.50)	(0.76)	(0.82)	(0.91)
Net asset value, end of period	$14.99	$14.88	$14.83	$15.04	$15.91	$16.43
Market price, end of period	$14.72	$14.69	$14.42	$15.11	$15.85	$16.19

Total Investment Return[3]
Based on net asset value	1.46%[4]	3.60%	2.07%	(0.74)%	1.93%	5.91%
Based on market price	0.92%[4]	5.19%	(1.21)%	0.10%	3.05%	7.64%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after fees waived and paid indirectly	0.61%[5]	0.63%	0.96%	1.09%	1.07%	1.05%
Total expenses after fees waived and before fees paid indirectly	0.61%[5]	0.64%	1.03%	1.10%	1.07%	1.05%
Total expenses	0.61%[5]	0.64%	1.03%	1.10%	1.07%	1.05%
Net investment income after fees waived and paid indirectly and before Auction Preferred Shares dividends	2.95%[5]	3.63%	4.85%	5.08%	5.03%	5.34%
Dividends to Preferred Shareholders	— [5]	—	1.43%	1.42%	0.56%	0.39%
Net investment income to Common Shareholders	2.95%[5]	3.63%	3.42%	3.66%	4.47%	4.95%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$130,500	$129,540	$129,110	$130,974	$138,542	$143,082
Preferred Shares outstanding at liquidation preference, end of period (000)	—	—	—	$84,150	$84,150	$84,169
Portfolio turnover	30%	2%	—	—	—	6%
Asset coverage end of period (000)	—	—	—	$63,912	$66,159	$67,514
1	Based on average shares outstanding.
2	Amounted to less than $(0.01) per common share outstanding.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.
5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	57

Financial Highlights	BlackRock Florida Municipal 2020 Term Trust (BFO)

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31,				Period September 30, 2003[1] through December 31, 2003
		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.72	$15.16	$14.90	$14.63	$14.50	$14.33 [2]
Net investment income	0.50 [3]	0.99	0.98	0.98	0.99	0.12
Net realized and unrealized gain (loss)	(0.59)	(0.45)	0.23	0.31	0.14	0.26
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.12)	(0.31)	(0.29)	(0.20)	(0.10)	(0.01)
Net realized gain	—	(0.02)	—	(0.01)	—	—
Net increase (decrease) from investment operations	(0.21)	0.21	0.92	1.08	1.03	0.37
Dividends and distributions to Common Shareholders from:
Net investment income	(0.31)	(0.61)	(0.66)	(0.75)	(0.90)	(0.15)
Net realized gain	—	(0.04)	—	(0.06)	—	—
Total dividends and distributions	(0.31)	(0.65)	(0.66)	(0.81)	(0.90)	(0.15)
Capital charges with respect to issuance of:
Common Shares	—	—	—	—	—	(0.03)
Preferred Shares	—	—	—	—	—	(0.02)
Total capital charges	—	—	—	—	—	(0.05)
Net asset value, end of period	$14.20	$14.72	$15.16	$14.90	$14.63	$14.50
Market price, end of period	$12.40	$12.93	$13.85	$13.35	$15.08	$15.39

Total Investment Return[4]
Based on net asset value	(1.23)%[5]	1.86%	6.73%	7.71%	7.19%	2.21%[5]
Based on market price	(1.81)%[5]	(2.06)%	8.83%	(6.76)%	4.10%	3.60%[5]

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	1.17%[7]	1.16%	1.18%	1.24%	1.21%	1.02%[7]
Total expenses after fees waived and paid indirectly	1.21%[7]	1.16%	1.18%	1.24%	1.21%	1.02%[7]
Total expenses after fees waived and before fees paid indirectly	1.21%[7]	1.16%	1.20%	1.26%	1.21%	1.02%[7]
Total expenses	1.21%[7]	1.16%	1.20%	1.26%	1.25%	1.05%[7]
Net investment income after fees waived and paid indirectly and before Auction Preferred Shares dividends	6.84%[7]	6.63%	6.54%	6.57%	6.93%	3.45%[7]
Dividends to Preferred Shareholders	2.02%[7]	2.07%	1.96%	1.32%	0.68%	0.30%[7]
Net investment income to Common Shareholders	4.82%[7]	4.56%	4.58%	5.25%	6.25%	3.15%[7]

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$78,974	$81,896	$84,300	$82,875	$81,391	$80,655
Preferred Shares outstanding at liquidation preference, end of period (000)	$42,900	$48,900	$48,900	$48,900	$48,900	$48,900
Portfolio turnover	5%	17%	—	—	9%	—
Asset coverage end of period (000)	$71,022	$66,872	$68,114	$67,379	$66,617	$66,237
1	Commencement of operations.
2	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge, from the initial offering price of $15.00 per share.
3	Based on average shares outstanding.
4

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

5	Aggregate total investment return.
6	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7	Annualized.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	JUNE 30, 2008

Financial Highlights	BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31,
		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$15.21	$15.42	$15.73	$16.56	$17.13	$17.09
Net investment income	0.40 [1]	0.68	0.85	0.90	0.93	1.01
Net realized and unrealized loss	(0.20)	(0.15)	(0.33)	(0.77)	(0.53)	(0.05)
Dividends and distributions to Preferred Shareholders from:
Net investment income	—	—	(0.20)	(0.20)	(0.10)	(0.08)
Net realized gain	—	—	— [2]	— [2]	(0.01)	(0.01)
Net increase (decrease) from investment operations	0.20	0.53	0.32	(0.07)	0.29	0.87
Dividends to Common Shareholders from:
Net investment income	(0.25)	(0.74)	(0.63)	(0.75)	(0.81)	(0.79)
Net realized gain	—	—	— [2]	(0.01)	(0.05)	(0.04)
Total dividends and distributions	(0.25)	(0.74)	(0.63)	(0.76)	(0.86)	(0.83)
Net asset value, end of period	$15.16	$15.21	$15.42	$15.73	$16.56	$17.13
Market price, end of period	$14.98	$15.05	$14.90	$15.30	$16.09	$16.96

Total Investment Return[3]

Based on net asset value	1.35%[4]	3.57%	2.23%	(0.34)%	1.93%	5.33%
Based on market price	1.21%[4]	6.06%	1.55%	(0.23)%	0.03%	9.88%

Ratios Based on Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly	0.59%[5]	0.60%	0.91%	1.05%	1.03%	1.03%
Total expenses after fees waived and before fees paid indirectly	0.59%[5]	0.60%	0.97%	1.06%	1.03%	1.03%
Total expenses	0.59%[5]	0.60%	0.97%	1.06%	1.03%	1.03%
Net investment income after fees waived and paid indirectly	5.22%[5]	4.46%	5.51%	5.62%	5.51%	5.85%
Dividends to Preferred Shareholders	— [6]	—	1.32%	1.25%	0.58%	0.48%
Net investment income to Common Shareholders	5.22%[5]	4.46%	4.19%	4.37%	4.93%	5.37%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$170,666	$171,167	$173,533	$177,132	$186,424	$192,801
Preferred Shares outstanding at liquidation preference, end of period (000)	—	—	—	$109,550	$109,550	$109,550
Portfolio turnover	— [6]	1%	4%	7%	—	7%
Asset coverage end of period (000)	—	—	—	$65,433	$67,549	$69,000
1	Based on average shares outstanding.
2	Amount is less than $(0.01) per share.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.
5	Annualized.
6	Amount is less than 1%.

SEMI-ANNUAL REPORT	JUNE 30, 2008	59

Financial Highlights	BlackRock New York Municipal 2018 Term Trust (BLH)

	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$15.98	$16.33	$16.11	$15.77	$15.53	$15.11
Net investment income	0.53 [1]	1.18	1.11	1.08	1.07	1.06
Net realized and unrealized gain (loss)	(0.49)	(0.45)	0.11	0.17	—	0.18
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.10)	(0.28)	(0.26)	(0.17)	(0.09)	(0.08)
Net realized gain	(0.01)	—	—	—	—	—
Net increase from investment operations	(0.07)	0.45	0.96	1.08	0.98	1.16
Dividends to Common Shareholders from net investment income	(0.41)	(0.80)	(0.74)	(0.74)	(0.74)	(0.74)
Net asset value, end of period	$15.50	$15.98	$16.33	$16.11	$15.77	$15.53
Market price, end of period	$15.52	$16.18	$15.62	$15.15	$14.82	$14.70

Total Investment Return[2]
Based on net asset value	(0.47)%[3]	2.89%	6.26%	7.21%	6.71%	8.19%
Based on market price	(1.57)%[3]	8.92%	8.08%	7.28%	5.94%	14.94%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after fees waived and paid indirectly	0.95%[4]	1.01%	1.04%	1.06%	1.11%	1.12%
Total expenses after fees waived and before fees paid indirectly	0.95%[4]	1.02%	1.07%	1.08%	1.12%	1.14%
Total expenses	1.00%[4]	1.02%	1.07%	1.08%	1.12%	1.14%
Net investment income after fees waived and paid indirectly and before Auction Preferred Shares dividends	6.70%[4]	7.34%	6.84%	6.73%	6.91%	7.03%
Dividends to Preferred Shareholders	1.63%[4]	1.72%	1.58%	1.06%	0.57%	0.53%
Net investment income to Common Shareholders	5.07%[4]	5.62%	5.26%	5.67%	6.34%	6.50%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$56,307	$58,043	$59,313	$58,525	$57,303	$56,415
Preferred Shares outstanding at liquidation preference, end of period (000)	$31,400	$31,400	$31,400	$31,400	$31,400	$31,400
Portfolio turnover	4%	6%	6%	12%	—	11%
Asset coverage end of period (000)	$69,830	$71,230	$72,237	$71,603	$70,626	$69,917
1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.
4	Annualized.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	JUNE 30, 2008

Financial Highlights	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$14.12	$15.01	$15.27	$15.81	$16.09	$15.61
Net investment income	0.43 [1]	0.99	1.02	0.97	1.07	1.12
Net realized and unrealized gain (loss)	(0.70)	(0.74)	(0.09)	(0.42)	(0.37)	0.30
Dividends to Preferred Shareholders from net investment income	(0.11)	(0.31)	(0.28)	(0.19)	(0.09)	(0.07)
Net increase (decrease) from investment operations	(0.38)	(0.06)	0.65	0.36	0.61	1.35
Dividends to Common Shareholders from net investment income	(0.35)	(0.83)	(0.91)	(0.90)	(0.89)	(0.87)
Net asset value, end of period	$13.39	$14.12	$15.01	$15.27	$15.81	$16.09
Market price, end of period	$12.89	$13.55	$17.43	$15.85	$15.70	$15.12

Total Investment Return[2]
Based on net asset value	(2.74)%[3]	(0.82)%	4.09%	2.39%	4.21%	9.33%
Based on market price	(2.44)%[3]	(18.04)%	16.45%	7.02%	10.12%	11.91%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4]	1.38%[5]	1.35%	1.23%	1.13%	1.03%	1.12%
Total expenses after fees waived and paid indirectly	1.39%[5]	1.35%	1.23%	1.13%	1.03%	1.12%
Total expenses after fees waived and before fees paid indirectly	1.39%[5]	1.37%	1.28%	1.21%	1.08%	1.15%
Total expenses	1.53%[5]	1.55%	1.51%	1.52%	1.47%	1.54%
Net investment income after fees waived and paid indirectly and before Auction Preferred Shares dividends	6.31%[5]	6.82%	6.73%	6.28%	6.74%	7.09%
Dividends to Preferred Shareholders	2.02%[5]	2.10%	1.85%	1.22%	0.59%	0.46%
Net investment income to Common Shareholders	4.29%[5]	4.72%	4.88%	5.06%	6.15%	6.63%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$27,100	$28,560	$30,306	$30,801	$31,857	$32,435
Preferred Shares outstanding at liquidation preference, end of period (000)	$16,825	$17,500	$17,500	$17,500	$17,500	$17,500
Portfolio turnover	24%	41%	7%	8%	5%	—
Asset coverage end of period (000)	$65,267	$65,817	$68,305	$69,008	$70,513	$71,341
1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.
4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	61

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

The BlackRock Insured Municipal 2008 Term Trust Inc. (“Insured Municipal 2008”), The BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), The BlackRock California Insured Municipal 2008 Term Trust Inc. (“California Insured 2008”) and The BlackRock New York Insured Municipal 2008 Term Trust Inc. (“New York Insured 2008”) were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), The BlackRock Strategic Municipal Trust (“Strategic Municipal”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Florida Municipal 2020 Term Trust (“Florida 2020”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”) and The BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust (“Florida Insured 2008”) was organized as a Massachusetts business trust. Insured Municipal 2008, Insured Municipal, Municipal 2018, Municipal 2020 and Strategic Municipal are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified closed-end management investment companies. California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the 1940 Act. Insured Municipal 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Strategic Municipal and Pennsylvania Strategic are herein referred to as the Strategic Trusts. The 2008 Trusts will terminate on or about December 31, 2008. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Trusts.

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swaps are valued by quoted fair values received daily by the Trusts’ pricing service or through brokers. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Trust may engage in various portfolio investment strategies to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Financial Futures Contracts: Each Trust may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Forward Interest Rate Swaps: Each Trust may enter into forward interest rate swaps. In a forward interest rate swap, the Trust and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. Changes in the value of forward interest rate swaps are recognized as unrealized gains and losses. When the agreement is closed, the Trust records a realized gain or loss in an amount equal to the value of the agreement. The Trusts generally intend to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a

62	SEMI-ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

when-issued basis, the Trusts will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the Trusts, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Trust has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating Trust that made the transfer. The TOB Residuals held by the Trusts include the right of the Trusts (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Trusts. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trust, which typically invests the cash in additional municipal securities. The Trusts’ transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Trust’s Schedule of Investments and the proceeds from the transaction are reported as a liability of the Trust.

Interest income from the underlying security is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At June 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates
Municipal 2018	$5,294,450	$3,750,000	1.663%
Municipal 2020	5,294,450	3,750,000	1.663%
Strategic Municipal	22,633,706	14,249,279	1.608%-1.850%
Florida Municipal 2020	9,061,079	6,010,000	1.646%-1.875%
Pennsylvania Strategic Municipal	1,011,655	669,087	1.692%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Trusts’ investment in TOBs likely will adversely affect the Trusts’ net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Trusts’ net asset value per share.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “SEC”) require that each Trust segregate assets in connection with certain investments (e.g., futures) or certain borrowings, each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to holders of Preferred Shares are accrued and determined as described in Note 4.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No.133” (“ FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

SEMI-ANNUAL REPORT	JUNE 30, 2008	63

Notes to Financial Statements (continued)

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each of the Trusts’ Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets on the Statements of Assets and Liabilities.

Other: Expenses directly related to each Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Advisor a monthly fee at an annual rate of 0.35% for 2008 Trusts and Insured Municipal Trust, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts of the applicable Trust’s average weekly value of the Trusts’ net assets including proceeds from the issuance of Preferred Shares and TOBs.

The Advisor has voluntarily agreed to waive a portion of the investment advisory fee on the Strategic Trusts as a percentage of net assets including proceeds from the issuance of Preferred Shares and TOBs as follows: 0.25% for the first five years of each of the Strategic Trust’s operations from 1999 through December 31, 2004, 0.20% through December 31, 2005, 0.15% through December 31, 2006, 0.10% through December 31, 2007 and 0.05% through December 31, 2008. This amount is shown on the Statements of Operations as investment advisory fees waived.

The administration fee paid to the Advisor by the 2008 Trusts and Insured Municipal Trust is computed weekly and payable monthly based on an annual rate of 0.10% of each Trust’s average weekly managed assets.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is shown on the Statements of Operations as fees waived by advisor. For the six months ended June 30, 2008, the amounts were as follows:

Fees Waived by Advisor
Municipal 2018	$3,930
Strategic Municipal	4,903
California Municipal 2018	5,196
Florida Municipal 2020	618
New York Municipal 2018	13,412
Pennsylvania Strategic Municipal	8,550

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, with respect to the 2018 Trusts, 2020 Trusts and Strategic Trusts, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trusts to the Advisor.

For the six months ended June 30, 2008, the Trusts reimbursed the Advisor for certain accounting services in the following amounts, which are included in accounting services in the Statements of Operations:

Amount
Municipal 2018	$3,102
Municipal 2020	3,759
Strategic Municipal	1,288
California Municipal 2018	1,238
Florida Municipal 2020	1,071
New York Municipal 2018	738

Pursuant to the terms of their custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were as follows:

	Purchases	Sales
Insured Municipal 2008	$20,084,729	184,506,901
Insured Municipal	71,812	24,242,294
Municipal 2018	13,796,779	11,398,197
Municipal 2020	13,229,971	15,838,484
Strategic Municipal	22,091,718	22,936,885
California Insured Municipal 2008	17,269	43,660,192
California Municipal 2018	3,626,579	—
Florida Insured Municipal 2008	50,325,092	34,933,416
Florida Municipal 2020	5,213,576	8,168,425
New York Insured Municipal 2008	279,893	116,112,576
New York Municipal 2018	3,520,708	7,126,089
Pennsylvania Strategic Municipal	10,010,741	12,698,280

64	SEMI-ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

4. Capital Share Transactions:

There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts and Insured Municipal. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Preferred Shares. At June 30, 2008, the common shares owned by affiliates of the Advisor of each Trust were as follows:

Common Shares Owned
Municipal 2020	8,028
Florida 2020	8,028

During the six months ended June 30, 2008 and the year ended December 31, 2007 the following Trusts issued additional shares under their respective dividend reinvestment plans:

	June 30, 2008	December 31, 2007
Strategic Municipal	6,166	14,017
Pennsylvania Strategic	1,436	2,582

As of June 30, 2008, the Trusts had the following series of Preferred Shares outstanding as listed in the table below. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

	Series	Shares
Insured Municipal	M7	2,000
Municipal 2018	W7	2,677
	R7	2,677
Municipal 2020	M7	2,318
	W7	2,318
	F7	2,318
Strategic Municipal	W7	1,910
California 2018	M7	2,221
Florida 2020	F7	1,716
New York 2018	T7	1,256
Pennsylvania Strategic	W7	673

On May 19, 2008, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares to be Redeemed	Aggregate Price
Insured Municipal	M7	6/24/08	600	$15,000,000
Municipal 2018	W7	6/26/08	75	$1,875,000
	R7	6/27/08	75	$1,875,000
Municipal 2020	M7	6/24/08	50	$1,250,000
	W7	6/26/08	50	$1,250,000
	F7	6/30/08	50	$1,250,000
Strategic Municipal	W7	6/26/08	570	$14,250,000
Florida 2020	F7	6/30/08	240	$6,000,000
Pennsylvania Strategic	W7	6/26/08	27	$675,000

The Trusts financed the Preferred Shares redemptions with cash received from TOBs.

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the affected Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares is successfully auctioned. The maximum applicable rate on the Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. During the six months ended June 30, 2008, the Preferred Shares of each Trust were successfully auctioned at each auction date until February 13, 2008. The low, high and average dividend ranges on the Preferred Shares for each Trust for the six months ended June 30, 2008 were as follows:

	Series	Low	High	Average
Insured Municipal	M7	2.40%	4.51%	3.23%
Municipal 2018	W7	2.60	4.36	3.32
	R7	2.48	4.51	3.36
Municipal 2020	M7	2.48	4.60	3.39
	W7	2.54	4.75	3.32
	F7	2.48	4.60	3.35
Strategic Municipal	W7	2.54	4.72	3.39
California 2018	M7	2.48	4.51	3.30
Florida 2020	F7	2.48	4.60	3.50
New York 2018	T7	2.49	4.36	3.26
Pennsylvania Strategic	W7	1.70	4.36	3.19

Since February 13, 2008 the Preferred Shares of each Trust failed to clear any auctions. As a result, the Preferred Share dividend rates were reset to the maximum applicable rate, which ranged from 2.59% to 4.51%. A failed auction is not an event of default for the Trusts but it is a liquidity event for the holders of the Preferred Shares. A failed auction occurs when there are more sellers of a trust’s auction rate preferred share than buyers. It is impossible to predict how long this imbalance will last. An auction for each Trust’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of Preferred Shares may not have the ability to sell the Preferred Shares at their liquidation preference.

A Trust may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Statement of Preferences/Articles Supplementary/Certificate of Designation, are not satisfied.

SEMI-ANNUAL REPORT	JUNE 30, 2008	65

Notes to Financial Statements (concluded)

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

5. Capital Loss Carryforwards:

For federal income tax purposes, the following Trusts had capital loss carry-forwards at December 31, 2007, the Trusts’ last tax year-end (other than the 2020 Trusts and Strategic Trusts, each of which has a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

	Capital Loss Carryforward Amount	Expires
Insured Municipal 2008	$1,251,338	2014
	253,682	2015
	$1,505,020

Municipal 2018	$6,633,095	2012
	6,967,122	2014
	889,102	2015
	$14,489,319

Municipal 2020	$408,381	2013
	524,725	2015
	411,993	2016
	$1,345,059

Strategic Municipal	$427,602	2012
	1,011,077	2013
	251,883	2016
	$1,690,562

California Insured Municipal 2008	$571,000	2014

California Municipal 2018	$999,612	2010
	1,444,501	2012
	588,861	2013
	470,704	2015
	$3,503,678

Florida Insured Municipal 2008	$56,392	2014

Florida Municipal 2020	$6,394	2013

New York Insured Municipal 2008	$214,684	2014
	34	2015
	$214,718

New York Municipal 2018	$193,442	2010
	431,368	2011
	590,480	2012
	333,477	2015
	$1,548,767

Pennsylvania Strategic Municipal	$133,646	2013
	127,957	2016
	$261,603

6. Concentration Risk:

Each Trusts’ investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.

7. Subsequent Events:

The Trusts paid an ordinary income dividend in the following amounts per share on August 1, 2008 to shareholders of record on July 15, 2008:

Common Dividend Per Share
Insured Municipal 2008	$0.025500
Insured Municipal	0.030417
Municipal 2018	0.075500
Municipal 2020	0.062250
Strategic Municipal	0.062500
California Insured Municipal 2008	0.027500
California Municipal 2018	0.061250
Florida Insured Municipal 2008	0.005000
Florida Municipal 2020	0.051000
New York Insured Municipal 2008	0.027500
New York Municipal 2018	0.068750
Pennsylvania Strategic Municipal	0.045000

The dividends declared on preferred shares for the period July 1, 2008 to July 31, 2008 for the Trusts were as follows:

	Series	Dividends Declared
Insured Municipal	M7	113,325
Municipal 2018	W7	156,594
	R7	158,569
Municipal 2020	M7	131,769
	W7	135,609
	F7	134,354
Strategic Municipal	W7	111,759
California 2018	M7	126,304
Florida 2020	F7	99,435
New York 2018	T7	80,723
Pennsylvania Strategic	W7	43,799

66	SEMI-ANNUAL REPORT	JUNE 30, 2008

Important Tax Information

BlackRock Municipal 2020 Term Trust

All of the net investment income distributions paid by BlackRock Municipal 2020 Term Trust during the taxable year ended June 30, 2008 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following summarizes the taxable per share distributions paid by the fund during the taxable year ended June 30, 2008:

	Record Date	Payable Date	Ordinary Income
Common Shareholders	12/28/2007	1/14/2008	$0.018776
Preferred Shareholders
Series M7	3/31/2008	4/8/2008	$8.07728
Series W7	4/2/2008	4/10/2008	$8.05194
Series F7	4/4/2008	4/14/2008	$8.06123

BlackRock Strategic Municipal Trust

All of the net investment income distributions paid by BlackRock Strategic Municipal Trust during the taxable year ended June 30, 2008 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following summarizes the taxable per share distributions paid by the fund during the taxable year ended June 30, 2008:

	Record Date	Payable Date	Ordinary Income
Common Shareholders	12/28/2007	1/14/2008	$0.009168
Preferred Shareholders
Series W7	4/2/2008	4/10/2008	$7.96532

BlackRock Florida Municipal 2020 Term Trust

All of the net investment income distributions paid by BlackRock Florida Municipal 2020 Term Trust during the taxable year ended June 30, 2008 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following summarizes the taxable per share distributions paid by the fund during the taxable year ended June 30, 2008:

	Record Date	Payable Date	Ordinary Income	Long-Term Capital Gains
Common Shareholders	12/14/2007	12/31/2007	$0.000649	$0.036537
Preferred Shareholders
Series F7	11/23/2007	11/26/2007	$.302000	$16.958000
	11/30/2007	12/3/2007	$.356600	$20.023400
	12/7/2007	12/10/2007	$.293700	$16.635800

BlackRock Pennsylvania Municipal Trust

All of the net investment income distributions paid by BlackRock Pennsylvania Municipal Trust during the taxable year ended June 30, 2008 qualify as tax-exempt interest dividends for Federal income tax purposes.

SEMI-ANNUAL REPORT	JUNE 30, 2008	67

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors or Board of Trustees, as the case may be (collectively, the “Board,” the members of which are referred to as “Directors”), of the BlackRock Insured Municipal 2008 Term Trust, Inc. (“BRM”), BlackRock Insured Municipal Term Trust, Inc. (“BMT”), BlackRock Municipal 2018 Term Trust (“BPK”), BlackRock Municipal 2020 Term Trust (“BKK”), BlackRock Strategic Municipal Trust (“BSD”), BlackRock California Insured Municipal 2008 Term Trust, Inc. (“BFC”), BlackRock California Municipal 2018 Term Trust (“BJZ”), BlackRock Florida Insured Municipal 2008 Term Trust, Inc. (“BRF”), BlackRock Florida Municipal 2020 Term Trust (“BFO”), BlackRock New York Insured Municipal 2008 Term Trust, Inc. (“BLN”), BlackRock New York Municipal 2018 Term Trust (“BLH”) and BlackRock Pennsylvania Strategic Municipal Trust (“BPS ,” and together with BLH, BLN, BFO, BRF, BJZ, BFC, BSD, BKK, BPK, BMT and BRM, the “Funds”) met in April and May 2008 to consider approving the continuation of each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC (the “Advisor”), each Fund’s investment adviser. The Board also considered the approval of each Fund’s subadvisory agreement, if applicable (each, a “Subadvisory Agreement” and, together with the “Advisory Agreement,” the “Agreements”), between the Advisor and BlackRock Financial Management, Inc. (the “Subadvisor”). The Advisor and the Subadvisor are collectively referred to herein as the “Advisors” and, together with BlackRock, Inc., “BlackRock.”

Activities and Composition of the Board

The Board of Directors of each Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Directors”). The Directors are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The Board has established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

Advisory Agreement and Subadvisory Agreement

Upon the consummation of the combination of BlackRock, Inc.’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates, each Fund entered into an Advisory Agreement and a Subadvisory Agreement, each with an initial two-year term. Consistent with the 1940 Act, after the Advisory Agreement’s and Subadvisory Agreement’s respective initial two-year term, the Board is required to consider the continuation of each Fund’s Advisory Agreement and Subadvisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment advisory services, administrative services, secondary market support services, oversight of fund accounting and custody, and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration and other fees paid to BlackRock and its affiliates by each Fund, as applicable; (c) Fund operating expenses paid to third parties; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) reviews of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory Agreement and Subadvisory Agreement

To assist the Board in its evaluation of the Agreements, the Directors received information from BlackRock in advance of the April 22, 2008 meeting which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) financial statements for BlackRock; (c) the advisory and/or administrative fees paid by each Fund to the Advisors, including comparisons, compiled by Lipper, Inc. (“Lipper”), an independent third party, with the management fees, which include advisory and administration fees, of funds with similar investment objectives (“Peers”); (d) the profitability of BlackRock and certain industry profitability analyses for advisers to registered investment companies; (e) the expenses of BlackRock in providing various services; (f) non-investment advisory reimbursements, if applicable, and “fallout” benefits to BlackRock; (g) economies of scale, if any, generated through the Advisors’ management of all of the BlackRock closed-end funds (the “Fund Complex”); (h) the expenses of each Fund, including comparisons of respective Fund’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; (i) an internal comparison of management fees classified by Lipper, if applicable; and (j) each Fund’s performance for the past one-, three- and five-year periods, as applicable, as well as each Fund’s performance compared to its Peers.

The Board also considered other matters it deemed important to the approval process, where applicable, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds.

In addition to the foregoing materials, independent legal counsel to the Independent Directors provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the

68	SEMI-ANNUAL REPORT	JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

requirements of the 1940 Act in such matters, an adviser’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

The Independent Directors reviewed this information and discussed it with independent legal counsel prior to the meeting on April 22, 2008. At the Board meeting on April 22, 2008, BlackRock made a presentation to and responded to questions from the Board. Following the meeting on April 22, 2008, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written materials provided to the Directors prior to the meetings on May 29 and 30, 2008. At the Board meetings on May 29 and 30, 2008, BlackRock responded to further questions from the Board. In connection with BlackRock’s presentations, the Board considered each Agreement and, in consultation with independent legal counsel, reviewed the factors set out in judicial decisions and SEC statements relating to the renewal of the Agreements.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the Board considered all factors it believed relevant with respect to each Fund, including the following: the nature, extent and quality of the services provided by the Advisors; the investment performance of each Fund; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Funds; the extent to which economies of scale would be realized as the Fund Complex grows; and whether BlackRock realizes other benefits from its relationship with the Funds.

A. Nature, Extent and Quality of the Services: In evaluating the nature, extent and quality of the Advisors’ services, the Board reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Fund, narrative and statistical information concerning each Fund’s performance record and how such performance compares to each Fund’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Board noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Board. The Board further considered the quality of the Advisors’ investment process in making portfolio management decisions.

In addition to advisory services, the Directors considered the quality of the administrative and non-investment advisory services provided to the Funds. The Advisors and their affiliates provided each Fund with such administrative and other services, as applicable (in addition to any such services provided by others for the Funds), and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Advisors and their affiliates provided each Fund with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and the Funds’ web-sites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). The Board considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: As previously noted, the Board received performance information regarding each Fund and its Peers. Among other things, the Board received materials reflecting each Fund’s historic performance and each Fund’s performance compared to its Peers. More specifically, each Fund’s one-, three- and five-year total returns (as applicable) were evaluated relative to its Peers (including the Peers’ median performance).

The Board reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings.

The Board noted that although BRM, BMT, BFC, BRF and BLN underperformed their respective Peers, each Fund has a limited life and will seek to return to investors their initial investment on a fixed termination date, whereas their respective Peers are perpetual funds. Since these Funds are approaching their termination date, they maintain a shorter duration and, all other things being equal, generally will have a lower return than their respective Peers.

The Board noted that although BSD and BPS underperformed each Fund’s respective Peers in at least two of the one-, three- and five-year periods reported, BSD and BPS outperformed each Fund’s respective Peers in at least two of such periods based on a customized performance comparison provided by BlackRock utilizing a subset of the Lipper universe which gives a greater significance to current distributions, providing a more accurate comparison.

The Board noted that in general BPK, BJZ and BLH performed better than each Fund’s respective Peers in that each Fund’s performance was at or above the median in at least two of the one-, three- and five-year periods reported.

The Board noted that in general BKK and BFO performed better than their respective Peers in that their performance was at or above the median in at least two of the one-year, three-year and since inception periods reported.

After considering this information, the Boards concluded that the performance of each Fund, in light of and after considering the other facts and circumstances applicable to each Fund, supports a conclusion that each Fund’s Agreements should be renewed.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: In evaluating the management fees and expenses that each Fund is expected to bear, the Board considered each Fund’s current man-

SEMI-ANNUAL REPORT	JUNE 30, 2008	69

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

agement fee structure and each Fund’s expense ratios in absolute terms as well as relative to the fees and expense ratios of its applicable Peers. The Board, among other things, reviewed comparisons of each Fund’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of applicable Peers. The Board also reviewed a narrative analysis of the Peer rankings prepared by Lipper and summarized by BlackRock at the request of the Board. This summary placed the Peer rankings into context by analyzing various factors that affect these comparisons.

The Board noted that the Funds paid contractual management fees lower than or equal to the median contractual fees paid by each Fund’s respective Peers. This comparison was made without giving effect to any expense reimbursements or fee waivers.

The Board also compared the management fees charged and services provided by the Advisors to closed-end funds in general versus other types of clients (such as open-end investment companies and separately managed institutional accounts) in similar investment categories. The Board noted certain differences in services provided and costs incurred by the Advisor with respect to closed-end funds compared to these other types of clients and the reasons for such differences.

In connection with the Board’s consideration of the fees and expense information, the Board reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors. In light of these factors and the other facts and circumstances applicable to each Fund, the Board concluded that the fees paid and level of expenses incurred by each Fund under its Agreements support a conclusion that each Fund’s Agreements should be renewed.

D. Profitability of BlackRock: The Board also considered BlackRock’s profitability in conjunction with its review of fees. The Board reviewed BlackRock’s profitability with respect to the Fund Complex and other fund complexes managed by the Advisors. In reviewing profitability, the Board recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Board also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Board also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

The Board recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Board considered BlackRock’s operating margin compared to the operating margin estimated by BlackRock for a leading investment management firm whose operations consist primarily of advising closed-end funds. The comparison indicated that BlackRock’s operating margin was approximately the same as the operating margin of such firm.

In evaluating the reasonableness of the Advisors’ compensation, the Board also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services, if applicable. The Board noted that these payments were less than the Advisors’ costs for providing these services. The Board also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive, which are attributable to their management of the Fund.

The Board concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Fund, supports a conclusion that each Fund’s Agreements should be renewed.

E. Economies of Scale: In reviewing each Fund’s fees and expenses, the Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund’s fee structure, for example through the use of breakpoints for the Fund or the Fund Complex. In this regard, the Board reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints because closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The Board noted that only three closed-end funds in the Fund Complex have breakpoints in their fee structures. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-level breakpoint structure. The Board found, based on its review of comparable funds, that each Fund’s management fee is appropriate in light of the scale of the Fund.

F. Other Factors: In evaluating fees, the Board also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Funds (“fall-out benefits”). The Directors, including the Independent Directors, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Funds, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Funds’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

Conclusion with Respect to the Agreements

In reviewing the Agreements, the Directors did not identify any single factor discussed above as all-important or controlling and different Directors may have attributed different weights to the various factors considered. The Directors, including the Independent Directors, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Fund, was acceptable for each Fund and supported the Directors’ conclusion that the terms of each Agreement were fair and reasonable, that each Fund’s fees are reasonable in light of the services provided to the respective Fund and that each Agreement should be approved.

70	SEMI-ANNUAL REPORT	JUNE 30, 2008

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee

G. Nicholas Beckwith, III, Trustee

Richard S. Davis, Trustee

Kent Dixon, Trustee

Frank J. Fabozzi, Trustee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee

Henry Gabbay, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Robert S. Salomon, Jr., Trustee

Donald C. Burke, Trust President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer of the Trusts

Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agents

Common Shares:

Computershare Trust Companies, N.A.

Canton, MA 02021

Preferred Shares:

For the 2018 Trusts and 2020 Trusts

     BNY Mellon Shareowner Services

     Jersey City, N.J. 07310

For the Trusts, except for the 2018 Trusts and 2020 Trusts

     Deutsche Bank Trust Company Americas

     New York, NY 10005

Accounting Agent

State Street Bank and Trust Company

Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, NY 10036

Fund Address

BlackRock Closed-End Funds

c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809

SEMI-ANNUAL REPORT	JUNE 30, 2008	71

Additional Information

Availability of Quarterly Schedule of Investments

Each Trust files their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

72	SEMI-ANNUAL REPORT	JUNE 30, 2008

Additional Information (continued)

Section 19 Notices

These amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and source for tax reporting purposes will depend upon each Trust’s investment experience during the remainder of its fiscal year end and may be subject to changes based on the tax regulations. The Trusts will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Deposit Securities

Effective May 30, 2008, following approval by the Trusts’ Board and the applicable ratings agencies, the definition of “Deposited Securities” in the Trusts’ Statement of Preferences/Certificate of Designation/Articles Supplementary was amended in order to facilitate the redemption of the Trusts’ Preferred Shares. The following phrase was added to the definition of “Deposit Securities” found in the Statement of Preferences/Certificate of Designation/Articles Supplementary of BMT, BPK, BSD, BJZ, BLH and BPS:

; provided, however, that solely in connection with any redemption of Preferred Shares, the term Deposit Securities shall include (i) any committed financing pursuant to a credit agreement, reverse repurchase agreement facility or similar credit arrangement, in each case which makes available to the Trust, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to Holders by reason of the redemption of their shares of Preferred Shares on such redemption date; and (ii) cash amounts due and payable to the Trust out of a sale of its securities if such cash amount is not less than the aggregate amount due to Holders by reason of the redemption of their shares of Preferred Shares on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.

The following sentence was added to the optimal redemption section found in the Statement of Preferences/Certificate of Designation/Articles Supplementary of BKK and BFO:

For the purposes of this section, the term “liquid securities” shall include:

(i) any committed financing pursuant to a credit agreement, reverse repurchase agreement facility or similar credit arrangement, in each case which makes available to the Trust, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to Holders by reason of the redemption of their shares of Preferred Shares on such redemption date; and (ii) cash amounts due and payable to the Trust out of a sale of its securities if such cash amount is not less than the aggregate amount due to Holders by reason of the redemption of their shares of Preferred Shares on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.

SEMI-ANNUAL REPORT	JUNE 30, 2008	73

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively,“Clients”) and to safeguarding their nonpublic personal information.The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

74	SEMI-ANNUAL REPORT	JUNE 30, 2008

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-SEMI-4-0608

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Insured Municipal 2008 Term Trust, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal 2008 Term Trust, Inc.

Date: August 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal 2008 Term Trust, Inc.

Date: August 22, 2008